--------------------------------------------------------------------------------
       M O N I T O R   F U N D S   S E M I - A N N U A L   R E P O R T
--------------------------------------------------------------------------------
                                 June 30, 1998



                      Trust Shares and Investment Shares

                          . Monitor Money Market Fund

                  . Monitor Ohio Municipal Money Market Fund

                   . Monitor U.S. Treasury Money Market Fund

                             . Monitor Growth Fund

                         . Monitor Income Equity Fund

                       . Monitor Michigan Tax-Free Fund

                         . Monitor Ohio Tax-Free Fund

                    . Monitor Fixed Income Securities Fund

                 . Monitor Intermediate Government Income Fund

                      . Monitor Mortgage Securities Fund

           . Monitor Short/Intermediate Fixed Income Securities Fund




                     [LOGO OF MONITOR FUNDS APPEARS HERE]

 Message from the Investment Manager

Dear Shareholder:

I am pleased to present the Semi-Annual Report for The Monitor Funds for the six-month period ended June 30, 1998. The "Investment Review" section is the prelude to this report, featuring commentary from the Funds' portfolio managers. In this section, you will find a discussion of recent market activity as well as investment performance, fund activity and strategy presented by the experienced professionals who make up our investment management team. Following the "Investment Review" are complete listings of the portfolio holdings of the Funds, and the comprehensive financial statements and highlights.

During the first of half of 1998, we saw the Treasury market trading in a narrow range, with the 30-year bond trading at a high of 6.07% to a low of 5.80%. The Treasury market started to rally sharply toward the end of May on flight-to-quality buying brought on by sharp drops in Asian currency valuations and downturns in the global equity markets. This trend could continue through the second half of 1998. The municipal market appears to be held hostage to the trends exhibited in the Treasury market, but may offer value for investors compared to Treasuries.

It is with great pride that I announce two additions to the Monitor Funds' family: Monitor Intermediate Government Income Fund and Monitor Michigan Tax-Free Fund. The successful reorganization of The FMB Funds* into The Monitor Funds in March and April of this year has provided us with the opportunity to broaden the investment choices available to you within the Monitor Funds' family. THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND is a fixed income option which seeks to provide a high level of current income by investing in a combination of U. S. treasury, government agency, and high quality mortgage-backed securities. The Fund is designed and managed for mid to long-term investors who may have a low level of risk tolerance. THE MONITOR MICHIGAN TAX-FREE FUND is a welcome addition to Monitor's assortment of tax exempt investment options. The Monitor Michigan Tax-Free Fund seeks to provide a high level of current income exempt from both Federal and Michigan personal income taxes by investing primarily in bonds with short-to-intermediate remaining maturities issued by the State of Michigan and its municipalities. This Fund can be an attractive addition to the portfolio of our Michigan customers. Both of our "new" Monitor Funds are managed by Duane Carpenter, Assistant Vice President and portfolio manager of The Huntington National Bank. Please call MONITORdirect at 1-800-253-0412 for a prospectus.

On behalf of Monitor Funds and The Huntington National Bank, I thank you for your investment. We are pleased that you have chosen us to help you manage your financial goals.

/s/ Richard W. Stenberg

Richard W. Stenberg
Senior Vice President and Director, Private Financial Group
The Huntington National Bank
August 15, 1998

--------
* First Michigan Bank Corporation merged with Huntington Bancshares on October 1, 1997. The FMB Funds were reorganized into The Monitor Funds on March 27 and April 3, 1998.

 INVESTMENT REVIEW

MONEY MARKET FUNDS: MONITOR MONEY MARKET FUND, MONITOR OHIO MUNICIPAL MONEY MARKET FUND, MONITOR U.S. TREASURY MONEY MARKET FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK).

Federal Reserve officials, clinging to an unchanged policy, no doubt have been comforted by indications that growth is cooling off at midyear. The sluggishness in the second quarter output is probably temporary, however. With the General Motors strike and Midwest power shortages threatening to add to manufacturers' woes well into the summer, events could sustain this high favorable outlook for bonds. During the first half of the year, the municipal note market seemed to be in a state of repose as lack of supply and relatively expensive levels caused buying to be minimal.

The average weighted maturity of the securities in each of the Money Market Funds, at the end of the second quarter, was as follows:

  Monitor Money Market Fund                                    35 days
  Monitor Ohio Municipal Money Market Fund                     50 days
  Monitor U.S. Treasury Money Market Fund                      46 days


EQUITY FUNDS: MONITOR INCOME EQUITY FUND (JAMES M. BUSKIRK, SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER, HUNTINGTON NATIONAL BANK)

The Monitor Income Equity Fund's first half total return of 12.1% for Trust Shares and 12.0% for Investment Shares exceeded the average total return of its Lipper Equity peer group, but lagged behind the 17.7% gain of the S&P 500. The reason for this trailing of that broad index is clear when one considers that only four stocks (General Electric, Microsoft, Lucent and Walmart) account for fully 20% of the price appreciation in the index during the second quarter. The Fund, by comparison, holds only one of those four stocks--General Electric-- a position initiated in 1990 when GE's dividend yield was much higher. The other three stocks, because of their very low yields, are not appropriate holdings for this income-oriented stock fund.

Nevertheless, the Fund's second quarter return was buoyed by good results from its holdings in bank stocks, a sector that has appreciated steadily in price to the point where it now accounts for nearly 16% of total fund assets. Chase Manhattan and First Union were both good performers during this period. Dividend growth in the Fund has averaged 6% per year over the past six years. We will continue to manage the Fund with the intent of continuing that trend, although no assurances can be made.

MONITOR GROWTH FUND (PHILIP H. FARRINGTON, VICE PRESIDENT AND PORTFOLIO MANAGER; JAMES J. GIBBONEY, JR., VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

The Monitor Growth Fund's total return for the six month period ended June 30, 1998 was 14.8% (Investment Shares) and 14.9% (Trust Shares) as compared to 17.7% for the S&P 500. During the period, the Fund's turnover rate remained low, with proceeds from sales used to bolster holdings in the areas of medical technology, financial services systems and analog semiconductor devices. The Fund's top five holdings are Home Depot, Schering-Plough, ADP, Abbott Labs and Merck.

The Monitor Growth Fund's short to medium term investment strategy will not change significantly from its focus on established growth companies whose common stocks appear undervalued. We will continue to look for opportunities to increase the Fund's exposure to more predictable companies within the rapidly growing technology sector.

INCOME FUNDS: MONITOR FIXED INCOME SECURITIES FUND; MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND (STEPHEN M. GEIS, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

After a slight increase in the early part of the year, interest rates declined modestly during the second quarter. Under normal market environments, the yield curve is positively sloped--meaning that the investor may receive more yield by extending maturities. Today, the yield curve is very flat. That state of affairs will probably influence our purchase decisions in the Monitor Fixed Income Securities and Monitor Short/Intermediate Fixed Income Securities Funds.

We have added over a dozen new corporate positions to these two portfolios over the last quarter. These purchases were funded by sales of Treasury obligations. The resultant higher corporate exposure allocation both increases the yields of the Funds and serves to differentiate them from the new Monitor Intermediate Government Income Fund. For the balance of the year, we will continue to adhere to a strategy of high quality, a wide degree of diversification by industry and issuer, and a laddered distribution of maturities.

MONITOR INTERMEDIATE GOVERNMENT INCOME FUND (DUANE J. CARPENTER, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

Lower inflation and concerns over the economic crisis in Asia have caused taxable interest rates to decline over the last six months, while the Federal Reserve has held short-term rates steady at 5.50%. With a relatively flat yield curve, there is not much yield incentive to extend the average maturity of the portfolio.

The decline in rates caused some of our mortgage-backed issues to prepay more quickly and increased the likelihood that our callable issues would be called prior to maturity. This activity has shortened the average maturity of the Fund. Our current strategy is focused on maintaining our average maturity near the short end of our stated target range of three to ten years. This will allow the Fund to increase in value should rates continue to decline, but will limit the negative impact on the Fund's net asset value should rates rebound in the second half of the year.

MONITOR MORTGAGE SECURITIES FUND (DUANE J. CARPENTER, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

The Monitor Mortgage Securities Fund has experienced a limited exposure to prepayment activity by investing in mortgage pass-through securities with average coupons of 6.5% to 7.0% rather than investing in higher coupon pass-throughs, which are more likely to be refinanced. This strategy has reduced the volatility of the Fund's net asset value, while continuing to provide a high level of current income relative to other taxable fixed income investments. If interest rates continue to decline over the remainder of the year, we will be looking to add securities that provide additional protection from accelerating prepayments in order to maintain the average duration near three years.

MONITOR OHIO TAX-FREE FUND (WILLIAM G. DOUGHTY, VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

The municipal market has seen more eventful times than the past few months. Attention has focused on the volatility of broader markets, and municipals have found little reason to follow in full stride. In the intermediate sector, AAA insured municipal debt continues to yield 85% of comparable Treasury yields, well above its 77.5% level a year ago.

We will continue to purchase good quality Ohio municipal bonds, trying to purchase uninsured issues in order to increase the yield for shareholders in the thirteen to fifteen year maturity ranges. The goal is to lengthen the average life of the Fund beyond 6 years.


MONITOR MICHIGAN TAX-FREE FUND (DUANE J. CARPENTER, ASSISTANT VICE PRESIDENT AND PORTFOLIO MANAGER, HUNTINGTON NATIONAL BANK)

The investment objective of The Monitor Michigan Tax-Free Fund is to provide a high level of current income, exempt from both Federal and Michigan personal income taxes. Our strategy is to maintain the average maturity of the Fund at between five and seven years. This positioning will allow us to capture a large portion of the yields available on longer-term bonds, while reducing the volatility of the Fund's net asset value.

In the second half of 1998, we will continue to focus new purchase activity in the ten to fifteen year sectors, where yields are currently 80% to 90% of the U.S. Treasury market. These levels will represent excellent value relative to historical comparisons.

-------------------------------------------------------------------------------
 Portfolio of Investments
-------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              June 30, 1998 (unaudited)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 93.4%
-------------------------------------------------------------------------------
 AGRICULTURE - 3.0%
  $10,000  Archer-Daniels-Midland Co., 5.490%, 08/12/98                 $ 9,936
   13,000  Archer-Daniels-Midland Co., 5.500%, 09/03/98                  12,873
-------------------------------------------------------------------------------
                                                                         22,809
-------------------------------------------------------------------------------
 AUTOMOTIVE - 2.6%
   10,000  Daimler Benz N.A., 5.520%, 07/21/98                            9,969
   10,000  Daimler Benz N.A., 5.490%, 09/09/98                            9,893
-------------------------------------------------------------------------------
                                                                         19,862
-------------------------------------------------------------------------------
 BANKING - 4.5%
   10,000  National City Credit Corp., 5.480%, 07/22/98                   9,968
   10,000  National City Credit Corp., 5.470%, 09/10/98                   9,892
   15,000  Toronto Dominion Holdings, USA, 5.480%,
             09/09/98                                                    14,840
-------------------------------------------------------------------------------
                                                                         34,700
-------------------------------------------------------------------------------
 BANKING & FINANCE - 2.6%
   10,000  Goldman, Sachs & Co., 5.510%, 08/06/98                         9,945
   10,000  Goldman, Sachs & Co., 5.480%, 09/08/98                         9,895
-------------------------------------------------------------------------------
                                                                         19,840
-------------------------------------------------------------------------------
 CHEMICALS - 6.3%
    5,000  Air Products & Chemicals, Inc., 5.510%, 07/31/98               4,977
    8,670  Air Products & Chemicals, Inc., 5.480%, 09/18/98               8,566
   10,000  du Pont (E.I.) de Nemours & Co., 5.480%, 08/04/98              9,948
   10,000  du Pont (E.I.) de Nemours & Co., 5.460%, 09/24/98              9,871
    5,000  Monsanto Co., 5.480%, 08/14/98                                 4,967
   10,000  Monsanto Co., 5.500%, 08/25/98                                 9,916
-------------------------------------------------------------------------------
                                                                         48,245
-------------------------------------------------------------------------------
 COMMUNICATIONS - 2.6%
   10,000  Motorola, Inc., 5.460%, 07/10/98                               9,986
   10,000  SBC Communications, Inc., 5.470%, 08/06/98 (f)                 9,945
-------------------------------------------------------------------------------
                                                                         19,931
-------------------------------------------------------------------------------
 CONSUMER PRODUCTS - 2.6%
   10,000  Fortune Brands, Inc., 5.510%, 07/08/98                         9,989
   10,000  Fortune Brands, Inc., 5.500%, 07/17/98                         9,976
-------------------------------------------------------------------------------
                                                                         19,965
-------------------------------------------------------------------------------
 DIVERSIFIED OPERATIONS - 2.8%
   10,000  Emerson Electric Co., 5.470%, 07/31/98                         9,954
   12,000  Minnesota Mining & Manufacturing, 5.450%, 07/14/98            11,976
-------------------------------------------------------------------------------
                                                                         21,930
-------------------------------------------------------------------------------
 ELECTRONICS - 5.2%
   10,000  General Electric Co., 5.450%, 09/14/98                         9,886
   10,000  General Electric Co., 5.490%, 09/18/98                         9,880
   10,000  Siemens Capital Corp., 5.430%, 07/15/98                        9,979
   10,000  Siemens Capital Corp., 5.430%, 09/16/98                        9,884
-------------------------------------------------------------------------------
                                                                         39,629
-------------------------------------------------------------------------------
 ENERGY - 2.2%
    5,200  Duke Energy Corp., 5.480%, 07/22/98                            5,183
   11,800  Duke Energy Corp., 5.470%, 07/24/98                           11,759
-------------------------------------------------------------------------------
                                                                         16,942
-------------------------------------------------------------------------------
 ENTERTAINMENT - 2.6%
   10,000  The Walt Disney Co., 5.410%, 07/08/98                          9,989
   10,000  The Walt Disney Co., 5.440%, 08/13/98                          9,935
-------------------------------------------------------------------------------
                                                                         19,924
-------------------------------------------------------------------------------
 FINANCE COMMERCIAL - 1.9%
   10,000  IBM Credit Corp., 5.410%, 07/07/98                             9,991
    5,000  Merrill Lynch & Co., 5.510%, 08/11/98                          4,969
-------------------------------------------------------------------------------
                                                                         14,960
-------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------------------------------------------------------
 FINANCE RETAIL - 2.6%
   10,000  Pitney Bowes Credit Corp., 5.465%, 07/01/98                   10,000
   10,000  Pitney Bowes Credit Corp., 5.445%, 07/13/98                    9,982
-------------------------------------------------------------------------------
                                                                         19,982
-------------------------------------------------------------------------------
 FINANCIAL - 6.5%
   10,000  American Express Corp., 6.023%, 07/02/98                      10,000
   15,000  Dresdner U.S. Finance, Inc., 5.450%, 07/06/98                 14,989
   10,000  Prudential Funding Corp., 5.732%, 07/01/98                    10,000
    5,000  Xerox Credit Corp., 5.440%, 07/10/98                           4,993
   10,000  Xerox Credit Corp., 5.430%, 09/04/98                           9,902
-------------------------------------------------------------------------------
                                                                         49,884
-------------------------------------------------------------------------------
 FOOD & BEVERAGE - 2.6%
   10,000  Coca-Cola, Inc., 5.480%, 09/04/98                              9,901
   10,000  Coca-Cola, Inc., 5.470%, 09/28/98                              9,865
-------------------------------------------------------------------------------
                                                                         19,766
-------------------------------------------------------------------------------
  FOOD PRODUCTS - 8.1%
   10,000  Anheuser Busch Co., 5.450%, 07/16/98                           9,977
   15,000  Campbell Soup Co., 5.470%, 07/09/98                           14,982
    7,695  Heinz H.J. Co., 5.520%, 07/02/98                               7,694
   10,000  Hershey Foods, Inc., 5.470%, 07/29/98                          9,957
   10,000  Unilever Corp., 5.470%, 07/29/98 (f)                           9,957
   10,000  Unilever Corp., 5.460%, 08/20/98 (f)                           9,924
-------------------------------------------------------------------------------
                                                                         62,491
-------------------------------------------------------------------------------
 FUNDING CORP - 1.7%
    8,000  New Center Asset Trust, 5.520%, 08/03/98                       7,960
    5,000  New Center Asset Trust, 5.480%, 09/11/98                       4,945
-------------------------------------------------------------------------------
                                                                         12,905
-------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS & HOUSEWARES - 1.9%
   15,000  Procter & Gamble Co., 5.470%, 09/02/98                        14,856
-------------------------------------------------------------------------------
 INSURANCE - 6.1%
   10,000  AI Credit Corp., 5.430%, 07/14/98                              9,980
   10,000  AI Credit Corp., 5.470%, 08/10/98                              9,939
   10,000  Met Life Funding Corp., 5.530%, 07/27/98                       9,960
   10,000  USAA Capital Corp., 5.500%, 08/18/98                           9,927
    7,000  USAA Capital Corp., 5.500%, 09/25/98                           6,908
-------------------------------------------------------------------------------
                                                                         46,714
-------------------------------------------------------------------------------
 METALS & MINING - 3.2%
   15,000  Aluminum Company America, 5.500%, 08/31/98                    14,860
   10,000  Aluminum Company America, 5.490%, 09/17/98                     9,881
-------------------------------------------------------------------------------
                                                                         24,741
-------------------------------------------------------------------------------
 OIL & GAS - 5.4%
    7,000  Amoco Co., 5.430%, 07/07/98                                    6,994
   15,000  Amoco Co., 5.450%, 08/05/98                                   14,921
   10,000  Shell Oil Co., 5.460%, 08/14/98                                9,933
   10,000  Shell Oil Co., 5.470%, 08/28/98                                9,912
-------------------------------------------------------------------------------
                                                                         41,760
-------------------------------------------------------------------------------
 PHARMACEUTICALS - 1.9%
   15,000  SmithKline Beecham, 5.470%, 08/03/98                          14,925
-------------------------------------------------------------------------------
 PRINTING & PUBLISHING - 3.1%
    8,700  McGraw-Hill Companies, Inc., 5.500%, 07/23/98                  8,671
   15,000  McGraw-Hill Companies, Inc., 5.550%, 08/28/98                 14,866
-------------------------------------------------------------------------------
                                                                         23,537
-------------------------------------------------------------------------------
 RETAIL - 3.9%
   10,000  May Department Stores, 5.490%, 07/21/98                        9,970
   10,000  May Department Stores, 5.480%, 07/24/98                        9,965
   10,000  Toys R Us, Inc., 5.490%, 08/04/98                              9,948
-------------------------------------------------------------------------------
                                                                         29,883
-------------------------------------------------------------------------------
 SOVEREIGN GOVERNMENTS - 2.3%
   10,000  Canadian Wheat Board, 5.430%, 07/10/98                         9,986
    8,100  Canadian Wheat Board, 5.460%, 07/15/98                         8,083
-------------------------------------------------------------------------------
                                                                         18,069
-------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR MONEY MARKET FUND              (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 COMMERCIAL PAPER (CONTINUED)
-------------------------------------------------------------------------------
 TELECOMMUNICATIONS - 5.2%
  $10,000  BellSouth
            Telecommunications, Inc.,
            5.470%, 07/09/98                                           $  9,988
   10,000  BellSouth
            Telecommunications,
            Inc.,
            5.480%, 07/21/98                                              9,970
   10,000  Lucent Technologies,
            5.470%, 07/28/98                                              9,959
   10,000  Lucent Technologies,
            5.480%, 08/07/98                                              9,944
-------------------------------------------------------------------------------
                                                                         39,861
-------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                             718,111
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 7.1%
   40,000  Morgan Stanley & Co., Inc., 5.730%, dated
            06/30/98, due 07/01/98, repurchase price
            $40,006,367 (collateralized by FHLB
            obligations, total par value $40,230,000,
            6.250%, 03/19/02, total market value
            $40,929,136)                                                 40,000
   14,382  Morgan Stanley & Co., Inc., 5.700%, dated
            06/30/98, due 07/01/98, repurchase
            price $14,384,077 (collateralized by
            U.S. Treasury obligations, total
            par value $11,135,000, 8.125%,
            08/15/19, total market value
            $14,698,065)                                                 14,382
-------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                                             54,382
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED COST)                                 $772,493
-------------------------------------------------------------------------------

See Notes To Portfolios of Investments.

                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                    June 30, 1998
                                                                (unaudited)
-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO - 100.1%
-------------------------------------------------------------------------------
  $1,125   Allen County, BANs, 4.050%, 04/13/99                          $1,128
-------------------------------------------------------------------------------
   1,120   Allen County, BANs, 4.130%, 11/23/98                           1,121
-------------------------------------------------------------------------------
   1,000   American Municipal Power, Inc., BANs, 4.100%, 12/04/98         1,000
-------------------------------------------------------------------------------
   1,490   Ashland County, IDR, Weekly VRDNs, Landover Properties,
            Banc One LOC, 3.550%, 11/01/04                                1,490
-------------------------------------------------------------------------------
           Ashland, Sanitary Sewer System Improvement, GO, 3.960%,
            03/18/99                                                      1,302
-------------------------------------------------------------------------------
   1,500   Berea City, LTD, BANs, 4.000%, 10/15/98                        1,501
-------------------------------------------------------------------------------
   1,300   Brunswick, BANs, 4.100%, 04/01/99                              1,303
-------------------------------------------------------------------------------
   2,000   Butler County, HRB, Weekly VRDNs, Middletown Regional
            Hospital, Star Bank LOC, 3.600%, 11/01/17                     2,000
-------------------------------------------------------------------------------
   1,500   Butler County, LTD, BANs, 4.000%, 03/19/99                     1,504
-------------------------------------------------------------------------------
   1,500   Butler County, LTD, BANs, 4.250%, 10/22/98                     1,502
-------------------------------------------------------------------------------
   1,930   Centerville, Weekly VRDNs, Betheny Village, PNC Bank LOC,
            3.600%, 11/01/13                                              1,930
-------------------------------------------------------------------------------
   4,500   Cincinnati Hamilton, Daily VRDNs, Kenwood Project,
            Kredietbank N.V. LOC, 3.700%, 09/01/25                        4,500
-------------------------------------------------------------------------------
   1,300   Cincinnati Hamilton, Student Loan Funding Corp., Weekly
            VRDNs, Bank of America LOC, 3.500%, 12/29/98                  1,300
-------------------------------------------------------------------------------
   1,000   Cleveland Heights, BANs, 4.250%, 08/27/98                      1,001
-------------------------------------------------------------------------------
   4,700   Columbus, Electric System Revenue, Monthly VRDNs, Union
            Bank of Switzerland LOC, 3.750%, 09/01/09                     4,700
-------------------------------------------------------------------------------
   5,800   Columbus, SSRB, Weekly VRDNs, Series 1994, 3.500%, 06/01/11    5,800
-------------------------------------------------------------------------------
   5,000   Columbus, Weekly VRDNs, Westdeutsche Landersbank LOC,
            3.400%, 06/01/16                                              5,000
-------------------------------------------------------------------------------
   3,800   Columbus, Weekly VRDNs, GO, Westdeutsche Landersbank LOC,
            3.400%, 12/01/17                                              3,800
-------------------------------------------------------------------------------
     585   Cuyahoga County, Cleveland Neighborhood, RB, Key Bank LOC,
            3.950%, 12/01/98 (e)                                            585
-------------------------------------------------------------------------------
   3,800   Cuyahoga County, Daily VRDNs, Cleveland Orchestra, Bank of
            America LOC, 3.700%, 04/04/28                                 3,800
-------------------------------------------------------------------------------
   2,000   Cuyahoga County, HRB, Weekly VRDNs, Cleveland Clinic,
            Series 1996A, Morgan Guaranty LOC, 3.550%, 01/01/26           2,000
-------------------------------------------------------------------------------
   2,000   Cuyahoga County, HRB, Weekly VRDNs, Cleveland Clinic,
            Series B, 3.500%, 01/01/26                                    2,000
-------------------------------------------------------------------------------
   2,000   Cuyahoga County, HRB, Weekly VRDNs, Cleveland Clinic,
            Series B, 3.550%, 01/01/26                                    2,000
-------------------------------------------------------------------------------
   1,400   Cuyahoga County, IDA, Weekly VRDNs, Allen Group Inc.,
            Dresdner Bank AG, NY LOC, 3.350%, 12/01/15                    1,400
-------------------------------------------------------------------------------
     995   Cuyahoga County, IDR, Fogg Centax 11 Project, Equitable
            Federal LOC, 4.000%, 07/01/99 (e)                               995
-------------------------------------------------------------------------------
   3,350   Cuyahoga County, IDR, Weekly VRDNs, Edgecomb Metals, Banque
            Nationale De Paris LOC, 3.500%, 09/01/09                      3,350
-------------------------------------------------------------------------------
   1,500   Dayton, BANs, 3.950%, 09/15/98                                 1,500
-------------------------------------------------------------------------------
     800   Delaware County, IDR, Monthly VRDNs, Radiation Sterilizers,
            Wells Fargo LOC, 4.250%, 12/01/04                               800
-------------------------------------------------------------------------------
   1,875   Dover, BANs, 4.150%, 09/10/98                                  1,876
-------------------------------------------------------------------------------
   1,600   Elyria, BANs, 4.050%, 06/03/99                                 1,604
-------------------------------------------------------------------------------
   1,000   Erie County, BANs, 4.250%, 06/01/99                            1,004
-------------------------------------------------------------------------------
   1,242   Euclid, BANs, 3.990%, 06/17/99                                 1,244
-------------------------------------------------------------------------------
   1,090   Euclid, BANs, 4.120%, 07/31/98                                 1,090
-------------------------------------------------------------------------------
   1,600   Evendale, IDR, Weekly VRDNs, Shaver Real Estate, ABN AMRO
            Bank LOC, 3.600%, 09/01/15                                    1,600
-------------------------------------------------------------------------------
   1,100   Fairborn, BANs, 3.750%, 03/23/99                               1,101
-------------------------------------------------------------------------------
   5,900   Franklin County, HRB, Weekly VRDNs, Series 1996, U.S.
            Health, Morgan Guaranty Trust LOC, 3.550%, 12/01/21           5,900
-------------------------------------------------------------------------------
   1,100   Franklin County, HRB, Weekly VRDNs, Childrens Hospital,
            Banc One SPA, 3.700%, 12/01/14                                1,100
-------------------------------------------------------------------------------
   2,500   Franklin County, HRB, Daily VRDNs, Franciscan Sisters,
            Chase Manhattan Bank LOC, 3.900%, 07/01/15                    2,500
-------------------------------------------------------------------------------
   2,500   Franklin County, HRB, Weekly VRDNs, Holy Cross Health,
            Morgan Guaranty Trust LOC, 3.450%, 06/01/16                   2,500
-------------------------------------------------------------------------------

                                                               ----------------
THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND                   (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO (CONTINUED)
-------------------------------------------------------------------------------
  $  750   Franklin County, IDR, Weekly VRDNs, Columbus College Art &
            Design, Bank One LOC, 3.600%, 10/01/11                       $  750
-------------------------------------------------------------------------------
   1,500   Franklin County, Weekly VRDNs, Dominican Sisters, Fifth
            Third Bank LOC, 3.600%, 12/01/16                              1,500
-------------------------------------------------------------------------------
   1,100   Hamilton County, Monthly VRDNs, Automated Data Processing
            Co., 3.700%, 10/15/12                                         1,100
-------------------------------------------------------------------------------
   2,250   Hamilton County, Health Care System, Weekly VRDNs, West
            Park, Fifth Third Bank LOC, 3.500%, 07/01/17                  2,250
-------------------------------------------------------------------------------
   2,000   Hamilton County, HRB, Weekly VRDNs, Childrens Hospital,
            Series A, PNC Bank LOC, 3.600%, 05/15/17                      2,000
-------------------------------------------------------------------------------
   4,200   Hamilton County, HRB, Weekly VRDNs, Health Alliance, Series
            A, MBIA, 3.500%, 01/01/18                                     4,200
-------------------------------------------------------------------------------
   1,900   Hamilton County, HRB, Weekly VRDNs, Health Alliance, Series
            B, MBIA, 3.550%, 01/01/18                                     1,900
-------------------------------------------------------------------------------
     900   Hamilton County, HRB, Weekly VRDNs, Health Alliance, Series
            E, MBIA, 3.500%, 01/01/18                                       900
-------------------------------------------------------------------------------
   1,000   Hamilton County, Weekly VRDNs, Cincinnati Arts Association,
            Fifth Third Bank LOC, 3.650%, 05/01/13                        1,000
-------------------------------------------------------------------------------
   2,000   Highland Heights, BANs, 4.050%, 11/19/98                       2,001
-------------------------------------------------------------------------------
   1,000   Hilliard, BANs, 4.150%, 09/10/98                               1,001
-------------------------------------------------------------------------------
   1,340   Lakota, LSD, BANs, 4.000%, 06/10/99                            1,343
-------------------------------------------------------------------------------
   1,000   Lebanon, BANs, 4.070%, 05/27/99                                1,002
-------------------------------------------------------------------------------
   1,745   Lorain County, Weekly VRDNs, Elyria Methodist Project, Key
            Bank LOC, 3.600%, 06/01/12                                    1,745
-------------------------------------------------------------------------------
   1,820   Lorain County, Weekly VRDNs, United Methodist Project, Key
            Bank LOC, 3.600%, 06/01/22                                    1,820
-------------------------------------------------------------------------------
   1,000   Loveland, GO, BANs, 4.110%, 09/10/98                           1,000
-------------------------------------------------------------------------------
   3,000   Lucas County, Weekly VRDNs, RB, Toledo Zoological Society,
            Key Bank LOC, 3.650%, 10/01/05                                3,000
-------------------------------------------------------------------------------
   1,000   Lyndhurst, BANs, 3.869%, 03/17/99                              1,002
-------------------------------------------------------------------------------
     920   Mahoning County, Daily VRDNs, Series 1992, Copland Oaks,
            Bank One LOC, 3.600%, 04/01/17                                  920
-------------------------------------------------------------------------------
   2,000   Mahoning County, Weekly VRDNS, HRB, Forum Health Obligation
            Group B, MBIA, 3.550%, 12/01/27                               2,000
-------------------------------------------------------------------------------
     900   Marion County, Weekly VRDNs, Bank One LOC, 3.600%, 08/01/20      900
-------------------------------------------------------------------------------
   3,000   Mason County, EDR, Weekly VRDNs, Cedar Village Project,
            3.530%, 12/01/07                                              3,000
-------------------------------------------------------------------------------
   1,500   Mason, CSD, BANs, Series A, 4.020%, 02/18/99                   1,504
-------------------------------------------------------------------------------
   1,000   Medina, BANs, 3.940%, 06/17/99                                 1,002
-------------------------------------------------------------------------------
   1,000   Middleburg Heights, BANs, 3.900%, 10/27/98                     1,001
-------------------------------------------------------------------------------
   2,000   Middleburg Heights, Weekly VRDNs, Southwest General Health,
            Key Bank LOC, 3.550%, 08/15/22                                2,000
-------------------------------------------------------------------------------
   1,300   Montgomery County, Daily VRDNs, Series A, Miami Valley
            Hospital, National City Bank SPA, 4.000%, 11/15/22            1,300
-------------------------------------------------------------------------------
   1,000   Morrow County, Weekly VRDNs, Field Container, American
            National Bank LOC, 3.550%, 12/01/99                           1,000
-------------------------------------------------------------------------------
   1,700   Ohio School Districts Cash Flow Borrowing Program, BANs,
            4.120%, 12/31/98                                              1,708
-------------------------------------------------------------------------------
   1,000   Ohio School Districts Cash Flow Borrowing Program, BANs,
            4.050%, 06/30/99                                              1,004
-------------------------------------------------------------------------------
   2,500   Ohio State Air Quality Development Authority, Cleveland
            Electric, RB, 3.400%, 08/10/98 (e)                            2,500
-------------------------------------------------------------------------------
   2,900   Ohio State Air Quality Development Authority, Daily
            VRDNs, Mead Corp., Deutsche Bank LOC, 3.900%, 10/01/01        2,900
-------------------------------------------------------------------------------
     700   Ohio State Air Quality Development Authority, Daily
            VRDNs, Series B, 3.800%, 12/01/15                               700
-------------------------------------------------------------------------------
   2,000   Ohio State Air Quality Development Authority, RB,
            Cleveland Electric, FGIC, 3.600%, 09/24/98 (e)                2,000
-------------------------------------------------------------------------------
   2,000   Ohio State Building Authority Facilities, Administration
            Building Fund, Series 1998A, RB, 4.000%, 10/01/98             2,002
-------------------------------------------------------------------------------
   3,200   Ohio State Environmental Improvement, Weekly VRDNs, USX
            Corp., Sanwa Bank LOC, 3.400%, 05/01/11                       3,200
-------------------------------------------------------------------------------
   3,200   Ohio State, HEF, Weekly VRDNs, Oberlin College, Morgan
            Guaranty Trust LOC, 3.400%, 10/01/15                          3,200
-------------------------------------------------------------------------------
   4,000   Ohio State, HEF, Weekly VRDNs, 3.600%, 09/01/17                4,000
-------------------------------------------------------------------------------
   1,000   Ohio State, HEF, Weekly VRDNs, Mt. Vernon Nazarene
            College, National City Bank LOC, 3.600%, 09/01/09             1,000
-------------------------------------------------------------------------------
   4,100   Ohio State Water Development Authority, Daily VRDNs, Mead
            Corp., Swiss Bank LOC, 3.900%, 11/01/15                       4,100
-------------------------------------------------------------------------------
   4,000   Ohio State Water Development Authority, Weekly VRDNs,
            Cleveland Electric, First Chicago LOC, 3.500%, 07/01/20       4,000
-------------------------------------------------------------------------------
   1,000   Ohio State Water Development, RB, Series A,
            Cleveland Electric, FGIC, 3.650%, 08/28/98 (e)                1,000
-------------------------------------------------------------------------------
   3,000   Sharonville, IDR, Weekly VRDNs, Edgecomb Metals, Banque
            Nationale De Paris LOC, 3.500%, 11/01/09                      3,000
-------------------------------------------------------------------------------
   1,400   Solon, BANs, 4.000%, 11/24/98                                  1,402
-------------------------------------------------------------------------------
   1,340   Stowe County, BANs, 4.000%, 12/17/98                           1,341
-------------------------------------------------------------------------------
     600   Strongsville, BANs, 4.020%, 11/18/98                             600
-------------------------------------------------------------------------------
   1,000   Summit County, BANs, 4.500%, 06/03/99                          1,007
-------------------------------------------------------------------------------
   2,100   Summit County, IDR, Monthly VRDNs, Petrarca Cedarwood,
            Firemans Newark Insured, 4.850%, 04/01/00                     2,100
-------------------------------------------------------------------------------
   1,200   Sylvania, LSD, BANs, 4.390%, 12/16/98                          1,202
-------------------------------------------------------------------------------
   2,350   The Ohio State University, Weekly VRDNs, General
            Receipts, RB, 3.400%, 12/01/27                                2,350
-------------------------------------------------------------------------------
   4,440   The Ohio State University, Weekly VRDNs, Series 1986B,
            National Westminster Bank PLC LOC, 3.450%, 12/01/06           4,440
-------------------------------------------------------------------------------
   1,825   The Ohio State University, Weekly VRDNs, Series 1985B,
            National Westminster Bank PLC LOC, 3.450%, 12/01/01           1,825
-------------------------------------------------------------------------------
   2,000   Toledo Lucas, RB, 3.700%, 10/06/98 (e)                         2,000
-------------------------------------------------------------------------------
   1,750   University of Cincinnati, General Receipts, BANs, 3.800%,
            03/01/99                                                      1,753
-------------------------------------------------------------------------------
     925   Vermillion, BANs, 4.300%, 10/29/98                               926
-------------------------------------------------------------------------------
   1,000   Warren County, IDR, Weekly VRDNs, Pioneer Industrial,
            Bank of Tokyo-Mitsubishi Bank LOC, 3.900%, 12/01/05           1,000
-------------------------------------------------------------------------------
     700   Wooster, IDR, Weekly VRDNs, Allen Group, National Bank of
            Detroit LOC, 3.650%, 12/01/10                                   700
-------------------------------------------------------------------------------
 TOTAL OHIO (AT AMORTIZED COST)                                         184,932
-------------------------------------------------------------------------------
 OTHER - 0.1%
-------------------------------------------------------------------------------
     219   Nuveen Tax-Exempt Money Market Fund, Inc., 3.350%                219
-------------------------------------------------------------------------------
 TOTAL OTHER                                                                219
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED COST)                                  185,151
-------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

                                                             ------------------
THE MONITOR U.S. TREASURY MONEY MARKET FUND                  June 30, 1998
                                                             (unaudited)

--------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000)                                                                     (000)
--------------------------------------------------------------------------------
 (A) U.S. TREASURY BILLS - 44.5%
--------------------------------------------------------------------------------
  $20,000  5.060%, 07/23/98                                              $19,938
--------------------------------------------------------------------------------
   30,000  5.055%, 08/20/98                                               29,789
--------------------------------------------------------------------------------
   10,000  5.070%, 09/10/98                                                9,900
--------------------------------------------------------------------------------
   15,000  5.050%, 09/17/98                                               14,836
--------------------------------------------------------------------------------
   30,000  5.080%, 09/17/98                                               29,670
--------------------------------------------------------------------------------
   10,000  5.040%, 10/08/98                                                9,861
--------------------------------------------------------------------------------
   10,000  5.060%, 10/15/98                                                9,851
--------------------------------------------------------------------------------
   15,000  5.070%, 10/15/98                                               14,776
--------------------------------------------------------------------------------
   35,000  5.050%, 11/05/98                                               34,377
--------------------------------------------------------------------------------
   35,000  5.160%, 11/12/98                                               34,329
--------------------------------------------------------------------------------
   30,000  5.110%, 11/19/98                                               29,402
--------------------------------------------------------------------------------
 TOTAL U.S. TREASURY BILLS (AT
 AMORTIZED COST)                                                         236,729
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 52.1%
--------------------------------------------------------------------------------
   25,000  Bankers Trust, 5.400%, dated 06/25/98, due
            07/02/98, repurchase price $25,026,250
            (collateralized by U.S. Treasury
            obligations, total par value $24,567,000,
            6.375%, 09/30/01, total market value
            $25,539,863)                                                  25,000
   30,000  Dean Witter Reynolds, Inc., 5.400%, dated
            06/25/98, due 07/02/98, repurchase
            price $30,031,500 (collateralized by
            U.S. Treasury obligations, total
            par value $29,814,000, 6.000%,
            08/15/99, total market value
            $30,625,520)                                                  30,000
   45,000  First Boston Corp., 5.350%, dated
            06/24/98, due 07/01/98, repurchase
            price $45,046,873 (collateralized by
            U.S. Treasury obligations, total
            par value $38,919,000, 7.250%,
            05/15/16, total market value
            $45,888,420)                                                  45,000
   25,000  First Chicago, 5.440%, dated
            06/29/98, due 07/06/98, repurchase
            price $25,026,444 (collateralized by
            U.S. Treasury obligations, total
            par value $18,315,000, 8.875%,
            08/15/17, total market value
            $25,563,228)                                                  25,000
   50,000  Goldman Sachs Co., 5.560%, dated
            06/29/98, due 07/06/98, repurchase
            price $50,054,056 (collateralized by
            U.S. Treasury obligations, total
            par value $36,215,000, 9.125%,
            05/15/18, total market value
            $51,097,102)                                                 $50,000
   25,000  Lehman Brothers, Inc., 5.400%, dated
            06/30/98, due 07/07/98, repurchase
            price $25,026,250 (collateralized by
            U.S. Treasury obligations, total
            par value $18,160,000, 8.750%,
            08/15/20, total market value
            $25,551,233)                                                  25,000
   30,000  Merrill Lynch & Co., 5.400%, dated
            06/30/98, due 07/07/98, repurchase
            price $30,031,500 (collateralized by
            U.S. Treasury obligations, total
            par value $29,530,000, 7.500%,
            10/31/99, total market value
            $30,626,141)                                                  30,000
    7,029  Morgan Stanley & Co., Inc., 5.700%, dated
            06/30/98, due 07/01/98, repurchase
            price $7,029,913 (collateralized by
            U.S. Treasury obligations, total
            par value $4,985,000, 12.750%,
            11/15/10, total market value
            $7,176,842)                                                    7,029
   15,000  Prudential Funding Corp., 5.500%, dated
            06/30/98, due 07/01/98, repurchase
            price $15,002,292 (collateralized by
            U.S. Treasury obligations, total par value
            $13,990,000, 7.875%, 08/15/01, total
            market value $15,314,582)                                     15,000
   25,000  Smith Barney, Inc., 5.460%, dated
            06/30/98, due 07/07/98, repurchase
            price $25,026,542 (collateralized by
            U.S. Treasury obligations, total
            par value $18,160,000, 9.125%,
            05/15/18, total market value
            $25,622,625)                                                  25,000
--------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                                             277,029
--------------------------------------------------------------------------------
 U.S. TREASURY NOTES - 3.7%
   20,000  5.250%, 07/31/98                                               20,001
--------------------------------------------------------------------------------
 TOTAL U.S. TREASURY NOTES (AT AMORTIZED COST)                            20,001
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS (AT AMORTIZED COST $533,759)                         $533,759
-------------------------------------------

See Notes To Portfolios of Investments

                                  ---------------------------------------------
THE MONITOR GROWTH FUND           June 30, 1998 (unaudited)

-------------------------------------------------------------------------------
 SHARES                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 COMMON STOCK - 94.6%
-------------------------------------------------------------------------------
 ADVERTISING - 1.3%
    75  Interpublic Group of Companies, Inc.                             $4,552
-------------------------------------------------------------------------------
 BUSINESS EQUIPMENT & SERVICES - 3.3%
    38  Cintas Corp.                                                      1,938
   150  Cognizant Corp.                                                   9,450
-------------------------------------------------------------------------------
                                                                         11,388
-------------------------------------------------------------------------------
 CAPITAL GOODS - 2.2%
   110  Boeing Co.                                                        4,902
    33  Caterpillar, Inc.                                                 1,761
    64  Worthington Industries, Inc.                                        964
-------------------------------------------------------------------------------
                                                                          7,627
-------------------------------------------------------------------------------
 CHEMICALS - 3.7%
   250  Hanna (M.A.) Co.                                                  4,578
    17  Potash Corp.                                                      1,254
   200  Sigma Aldrich Corp.                                               7,025
-------------------------------------------------------------------------------
                                                                         12,857
-------------------------------------------------------------------------------
 CONSUMER NON-DURABLES - 5.6%
  100   Colgate-Palmolive Co.                                             8,800
  100   Fortune Brands, Inc.                                              3,844
   86   Gillette Co.                                                      4,875
   19   Procter & Gamble Co.                                              1,730
-------------------------------------------------------------------------------
                                                                         19,249
-------------------------------------------------------------------------------
 CONSUMER PRODUCTS - 9.7%
  170   American Greetings Corp.                                          8,659
   28   Bestfoods                                                         1,626
   72   International Flavors & Fragrances, Inc.                          3,116
   30   Lancaster Colony Corp.                                            1,136
   90   Media General, Inc., Class A.                                     4,402
  115   Newell Co.                                                        5,728
   22   Sara Lee Corp.                                                    1,203
   50   Tiffany & Co.                                                     2,400
   50   Wrigley Wm. Jr. Co.                                               4,900
-------------------------------------------------------------------------------
                                                                         33,170
-------------------------------------------------------------------------------

                                  --------------------------------------
THE MONITOR GROWTH FUND           (Continued)

------------------------------------------------------------------------
 SHARES                                                            VALUE
 (000)                                                             (000)
------------------------------------------------------------------------
 COMMON STOCK (CONTINUED)
------------------------------------------------------------------------
 CONTAINERS & PACKAGING - 1.6%
   100  Avery Dennison Corp.                                      $5,375
------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT - 5.8%
    30  AMP, Inc.                                                  1,014
   150  Analog Devices, Inc.                                       3,684
    71  Emerson Electric Co.                                       4,270
    88  General Electric Co.                                       8,053
    67  Hubbell, Inc.                                              2,800
------------------------------------------------------------------------
                                                                  19,821
------------------------------------------------------------------------
 ENERGY - 7.0%
   140  Anadarko Petroleum Corp.                                   9,406
    20  Exxon Corp.                                                1,426
    28  Mobil Corp.                                                2,107
    41  Royal Dutch Petroleum Co., ADR                             2,247
   131  Schlumberger LTD.                                          8,983
------------------------------------------------------------------------
                                                                  24,169
------------------------------------------------------------------------
 ENTERTAINMENT - 3.6%
    52  Carnival Corp.                                             2,060
   211  Mattel, Inc.                                               8,917
    12  The Walt Disney Co.                                        1,261
------------------------------------------------------------------------
                                                                  12,238
------------------------------------------------------------------------
 FINANCIAL - 4.2%
    70  American Express Co.                                       7,980
    48  Banc One Corp.                                             2,671
    24  Fannie Mae                                                 1,458
    60  Norwest Corp.                                              2,242
------------------------------------------------------------------------
                                                                  14,351
------------------------------------------------------------------------
 FOOD & BEVERAGE - 2.6%
   217  PepsiCo, Inc.                                              8,938
------------------------------------------------------------------------
 FOOD DISTRIBUTORS - 1.8%
   247  Sysco Corp.                                                6,319
------------------------------------------------------------------------
 HEALTH CARE - 0.7%
    37  Medtronic Inc.                                             2,333
------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 2.8%
    46  Illinois Tool Works, Inc.                                  3,068
    50  Nordson Corp.                                              2,350
   257  RPM, Inc.                                                  4,377
------------------------------------------------------------------------
                                                                   9,795
------------------------------------------------------------------------
 INSURANCE - 2.4%
    45  American International Group                               6,606
     7  General RE Corp.                                           1,775
------------------------------------------------------------------------
                                                                   8,381
------------------------------------------------------------------------
 MEDICAL SUPPLIES - 2.1%
         100       Boston Scientific Corp.                        $7,163
------------------------------------------------------------------------
 PHARMACEUTICALS - 15.0%
         266       Abbott Laboratories                            10,856
          38       American Home Products Corp.                    1,967
          75       Johnson & Johnson                               5,531
          77       Merck & Co.                                    10,366
          75       Pfizer, Inc.                                    8,206
          31       Pharmacia & Upjohn, Inc.                        1,430
         145       Schering-Plough Corp.                          13,286
------------------------------------------------------------------------
                                                                  51,642
------------------------------------------------------------------------
 PRODUCER MANUFACTURING - 0.2%
          22       Corning, Inc.                                     765
------------------------------------------------------------------------
 RETAIL - 8.3%
         170       Home Depot                                     14,121
          98       Kohl's Corp.*                                   5,084
         222       Walgreen                                        9,163
------------------------------------------------------------------------
                                                                  28,368
------------------------------------------------------------------------
 TECHNOLOGY - 9.3%
         170       Automatic Data Processing, Inc.                12,389
          32       Computer Sciences Corp.*                        2,065
         250       Diebold, Inc.                                   7,219
          40       Hewlett-Packard Co.                             2,395
          26       Microsoft Corp.*                                2,818
          59       Oracle Corp.*                                   1,443
          41       Solectron Corp.*                                1,725
          70       Zero Corp.                                      2,004
------------------------------------------------------------------------
                                                                  32,058
------------------------------------------------------------------------
 TELECOMMUNICATIONS - 1.4%
          33       AirTouch Communications, Inc.*                  1,928
          36       Lucent Technologies, Inc.                       3,027
------------------------------------------------------------------------
                                                                   4,955
------------------------------------------------------------------------
 TOTAL COMMON STOCK (IDENTIFIED COST $169,377)                   325,514
------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 5.4%
       5,000       Chevron Corp., 5.492%, 07/02/98                 5,000
       5,000       Ford Motor Credit Corp., 5.582%, 07/09/98       5,000
       8,487       Prudential Funding Corp., 5.851%, 07/01/98      8,487
------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                       18,487
------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $187,864)                   $344,001
------------------------------------------------------------------------

See Notes To Portfolios of Investments.


                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             June 30, 1998 (unaudited)

------------------------------------------------------------------------
 SHARES                                                            VALUE
 (000)                                                             (000)
------------------------------------------------------------------------
 COMMON STOCK - 82.1%
------------------------------------------------------------------------
 BANKING & FINANCE - 18.2%
     31 Associates First Capital-A                                $2,418
    130 Chase Manhattan Corp.                                      9,815
    194 First Union Corp.                                         11,324
    100 Fleet Financial Group, Inc.                                8,350
    100 National City Corp.                                        7,100
    110 Ohio Casualty Corp.                                        4,868
------------------------------------------------------------------------
                                                                  43,875
------------------------------------------------------------------------
 BASIC INDUSTRY - 5.1%
     80 du Pont (E.I.) de Nemours & Co.                           $5,970
     90 PPG Industries, Inc.                                       6,261
------------------------------------------------------------------------
                                                                  12,231
------------------------------------------------------------------------
 CAPITAL GOODS - 1.3%
    205 Worthington Industries, Inc.                               3,088
------------------------------------------------------------------------
 CONSUMER DURABLES - 2.9%
    120 Ford Motor Co.                                             7,080
------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR INCOME EQUITY FUND             (Continued)

------------------------------------------------------
 SHARES                                          VALUE
 (000)                                           (000)
------------------------------------------------------
 COMMON STOCK (CONTINUED)
------------------------------------------------------
 CONSUMER NON-DURABLES - 10.7%
   70   Bristol-Meyers Squibb Co.             $  8,046
   80   Clorox Co.                               7,630
  125   Deluxe Corp.                             4,477
   70   Fortune Brands, Inc.                     2,691
   70   Gallaher Group PLC-ADR                   1,531
   60   RJR Nabisco                              1,425
------------------------------------------------------
                                                25,800
------------------------------------------------------
 ELECTRICAL EQUIPMENT - 4.1%
  108   General Electric Co.                     9,828
------------------------------------------------------
 ENERGY - 10.0%
   72   Atlantic Richfield Co.                   5,625
   84   Exxon Corp.                              5,990
  100   Royal Dutch Petroleum Co., ADR           5,481
  120   Texaco, Inc.                             7,163
------------------------------------------------------
                                                24,259
------------------------------------------------------
 INDUSTRIAL PRODUCTS - 1.2%
  175   RPM, Inc.                                2,975
------------------------------------------------------
 PHARMACEUTICALS - 5.7%
  160   American Home Products Corp.             8,280
  116   Pharmacia & Upjohn, Inc.                 5,350
------------------------------------------------------
                                                13,630
------------------------------------------------------
 REAL ESTATE INVESTMENT TRUSTS - 3.9%
   40   Developers Diversified Realty Corp.      1,568
   75   Mack-Cali Realty Corp.                   2,578
  130   National Health Properties, Inc.         3,104
   66   Simon DeBartolo Group, Inc.              2,129
------------------------------------------------------
                                                 9,379
------------------------------------------------------
 TECHNOLOGY - 3.8%
   90   Xerox Corp.                              9,146
------------------------------------------------------
 TELECOMMUNICATIONS - 7.3%
   60   Bell Atlantic Corp.                      2,738
  100   GTE Corp.                                5,562
   70   Hong Kong Telecom Ltd., ADR              1,321
   65   Telecom of New Zealand Ltd., ADR         2,129
  125   US West Communications Group             5,875
------------------------------------------------------
                                                17,625
------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL AMOUNT/
 SHARES                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 COMMON STOCK (CONTINUED)
-------------------------------------------------------------------------------
 UTILITIES - 7.9%
         315       DPL, Inc.                                           $  5,709
         120       Ipalco Enterprises, Inc.                               5,332
          90       Peoples Energy Corp.                                   3,476
         150       Wisconsin Energy Corp.                                 4,556
-------------------------------------------------------------------------------
                                                                         19,073
-------------------------------------------------------------------------------
 TOTAL COMMON STOCK (IDENTIFIED COST $94,505)                           197,989
-------------------------------------------------------------------------------
 PREFERRED STOCK - 1.6%
-------------------------------------------------------------------------------
 FINANCE-RETAIL - 0.6%
          50       Security Capital Group Inc., Industrial Preferred
                    B                                                     1,569
-------------------------------------------------------------------------------
 INSURANCE - 1.0%
          50       SunAmerica Inc., PERCS                                 2,400
-------------------------------------------------------------------------------
 TOTAL PREFERRED STOCK (IDENTIFIED COST $3,405)                           3,969
-------------------------------------------------------------------------------
 WARRANTS - 0.0%
           3       Security Capital Group Inc., Group B                       1
-------------------------------------------------------------------------------
 CORPORATE BONDS - 14.4%
      $5,000       BankAmerica Corp., 7.125%, 03/01/09                    5,337
       3,000       Credit Suisse, VR, 7.900%, 05/01/07 (f)                3,236
       5,000       Ford Global Bond, 7.200%, 06/15/07                     5,325
       2,000       General Motors, 8.800%, 03/01/21                       2,492
       5,000       Hydro-Quebec, 7.500%, 04/01/16                         5,556
       5,000       J.C. Penney & Co., 7.600%, 04/01/07                    5,394
       2,000       KeyCorp Institutional Capital-A, 7.826%, 12/01/26      2,177
       5,000       Weyerhaeuser Co., 6.950%, 08/01/17                     5,131
-------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (IDENTIFIED COST $33,293)                         34,648
-------------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 1.6%
       3,799       Prudential Funding Corp., 5.851%, 07/01/98             3,799
-------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                               3,799
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $135,003)                          $240,406
-------------------------------------------------------------------------------

See Notes To Portfolios of Investments.
                                                -------------------------------
THE MONITOR MICHIGAN TAX-FREE FUND              June 30, 1998 (unaudited)
--------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 MUNICIPAL SECURITIES - 97.4%
------------------------------------------------------------------------------
   $335    Ann Arbor, Sewer Disposal Project, Series 12, RB, 6.950%,
            07/01/03                                                     $369
------------------------------------------------------------------------------
    710    Ann Arbor, Water Supply System, Series T, MBIA, RB, 7.375%,
            02/01/03                                                      801
------------------------------------------------------------------------------
    150    Bay County, West Side Regional, Sewer Disposal System, RB,
            6.400%, 05/01/01                                              154
------------------------------------------------------------------------------
    475    Bryon Center, Public Schools, GO, 4.800%, 05/01/11             475
------------------------------------------------------------------------------
    305    Bryon Center, Public Schools, GO, 4.900%, 05/01/12             305
------------------------------------------------------------------------------
    500    Cadillac, Public Schools, FGIC, GO, 5.375%, 05/01/10           521
------------------------------------------------------------------------------
    230    Cedar Springs, Unlimited Tax, GO, 4.850%, 05/01/12             229

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                 VALUE
 (000)                                                                  (000)
-----------------------------------------------------------------------------
 MUNICIPAL SECURITIES (CONTINUED)
-----------------------------------------------------------------------------
   $500    Chelsea, SDA, FGIC, GO, 5.500%, 05/01/08                     $541
-----------------------------------------------------------------------------
    200    Clio, SDA, GO, 7.200%, 05/01/01                               206
-----------------------------------------------------------------------------
    250    Dearborn, EDA, Oakwood Group Project, Series A, MBIA, RB,
            Pre-refunded at 102, 6.550%,
            08/15/01 (c)                                                 273
-----------------------------------------------------------------------------
    500    Dearborn, SDA, GO, 5.250%, 05/01/06                           524
-----------------------------------------------------------------------------
    250    Detroit, SDA, AMBAC, GO, Pre-refunded at 102, 7.100%,
            05/01/01 (c)                                                 275
-----------------------------------------------------------------------------
    500    Detroit, Sewer Disposal, MBIA, RB, 5.000%, 07/01/11           507
-----------------------------------------------------------------------------
    500    Detroit, Sewer Disposal Project, MBIA, RB, Pre-refunded at
            101.5, 7.125%, 07/01/99 (c)                                  524

--------------------------------------------------------------------------------

                                                -------------------------------
THE MONITOR MICHIGAN TAX-FREE FUND              (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $500    Fowlerville, Community, SDA, MBIA, GO, 5.350%, 05/01/10        $523
-------------------------------------------------------------------------------
    500    Gaylord, Community School Project, GO, Pre-refunded at 102,
            6.600%, 05/01/02 (c)                                           552
-------------------------------------------------------------------------------
    545    Grand Rapids, Downtown Development Authority, MBIA, TA,
            6.600%, 06/01/08                                               614
-------------------------------------------------------------------------------
    500    Grand Rapids, Sanitation and Sewer Authority, Improvement
            Project, RB, 6.875%, 01/01/10                                  531
-------------------------------------------------------------------------------
    500    Grand Rapids, Water Supply Authority, FGIC, RB, 6.625%,
            01/01/08                                                       535
-------------------------------------------------------------------------------
    310    Grandville, Public SDA, FGIC, GO, 6.000%, 05/01/05              340
-------------------------------------------------------------------------------
    490    Greenville, Public School District, GO, 4.900%, 05/01/13        487
-------------------------------------------------------------------------------
    500    Grosse Ile Township, SDA, FGIC, GO, 5.600%, 05/01/10            546
-------------------------------------------------------------------------------
    500    Harrison, Community School Project, AMBAC, GO, 5.800%,
            05/01/05                                                       542
-------------------------------------------------------------------------------
    400    Holland, Electric Authority, RB, Pre-refunded at 100,
            6.500%, 07/01/99 (c)                                           411
-------------------------------------------------------------------------------
    655    Holland, Water Supply System, Series A, RB, 5.250%, 07/01/12    674
-------------------------------------------------------------------------------
    500    Huron Valley, SDA, FGIC, GO, 5.450%, 05/01/08                   534
-------------------------------------------------------------------------------
    500    Jenison, Michigan Public School Authority, FGIC, GO, 5.400%,
            05/01/08                                                       532
-------------------------------------------------------------------------------
    500    Kalamazoo, HFA, Borgess Medical Center Project, Series A,
            FGIC, RB, 6.250%, 07/01/04                                     511
-------------------------------------------------------------------------------
    500    Kenowa Hills, Public Schools, MBIA, GO, 5.500%, 05/01/08        532
-------------------------------------------------------------------------------
     90    Kent, HFA, Blodgett Memorial Medical Center Project, Series
            A, RB, 6.875%, 07/01/99                                         92
-------------------------------------------------------------------------------
    500    Kent, HFA, Blodgett Memorial Hospital Project, MBIA, RB,
            5.750%, 07/01/09                                               510
-------------------------------------------------------------------------------
    200    Kent, HFA, Mary Free Hospital Project, Series A, RB, 6.500%,
            04/01/05                                                       211
-------------------------------------------------------------------------------
    500    Kent, HFA, Pine Rest Christian Hospital Project, FGIC, RB,
            6.500%, 11/01/10                                               543
-------------------------------------------------------------------------------
    780    Lake Orion, Community School District, GO, 4.950%, 05/01/11     786
-------------------------------------------------------------------------------
    500    Lake Shore, Public Schools, Macomb County, GO, 5.400%,
            05/01/12                                                       523
-------------------------------------------------------------------------------
    525    Lansing, Building Authority, GO, ETM, 7.150%, 06/01/03          564
-------------------------------------------------------------------------------
    350    Lenawee County, Building Authority, Human Services Project,
            AMBAC, GO, 6.000%, 05/01/09                                    381
-------------------------------------------------------------------------------
    500    Lincoln Park, SDA, FGIC, GO, 5.500%, 05/01/06                   536
-------------------------------------------------------------------------------
    200    Macomb County, Waste Water Disposal Project, GO, 6.500%,
            11/01/99                                                       203
-------------------------------------------------------------------------------
    110    Mancelona, Public Schools, GO, 5.200%, 05/01/12                 112
-------------------------------------------------------------------------------
    500    Mattawan, SDA, GO, 6.400%, 05/01/09                             541
-------------------------------------------------------------------------------
    500    Michigan State Building Authority, AMBAC, GO, 6.750%,
            10/01/07                                                       544

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $1000   Michigan State Environmental Protection Program, GO, Pre-
            refunded at 102, 6.250%, 11/01/02 (c)                         $1100
-------------------------------------------------------------------------------
     350   Michigan State, HEA, Hope College Project, Series B, RB,
            5.900%, 04/01/09                                                365
-------------------------------------------------------------------------------
     500   Michigan State, HEA, Student Loan, Series 13, AMBAC, RB,
            5.700%, 04/01/02                                                522
-------------------------------------------------------------------------------
     300   Michigan State, HFA, Central Michigan Community Hospital,
            Series A, RB, 5.750%, 10/01/02                                  313
-------------------------------------------------------------------------------
     500   Michigan State, HFA, Daughters Charity Project, RB, 5.500%,
            11/01/05                                                        531
-------------------------------------------------------------------------------
     500   Michigan State, HFA, Detroit Medical Center Project, Series
            A, RB, 6.375%, 08/15/09                                         539
-------------------------------------------------------------------------------
     750   Michigan State, HFA, Holland Community Hospital Project, RB,
            5.250%, 01/01/08                                                765
-------------------------------------------------------------------------------
     500   Michigan State, HFA, Mercy Health Services, Series Q, AMBAC,
            RB, 5.100%, 08/15/07                                            519
-------------------------------------------------------------------------------
     660   Michigan State, HFA, Otsego Memorial Hospital Project, RB,
            6.000%, 01/01/09                                                700
-------------------------------------------------------------------------------
     615   Michigan State, HFA, Sparrow Obligated Group Project, MBIA,
            RB, 6.300%, 11/15/03                                            663
-------------------------------------------------------------------------------
     200   Michigan State, HFA, Saint John Hospital Project, Series A,
            AMBAC, RB, 5.750%, 05/15/04                                     214
-------------------------------------------------------------------------------
     420   Michigan State Housing Development Authority, Walled Lake
            Villa Project, FSA, RB, 5.850%, 04/15/07                        456
-------------------------------------------------------------------------------
     235   Michigan State Public Power Agency, Campbell Project, AMBAC,
            RB, Pre-refunded at 100, 6.400%, 01/01/99 (c)                   238
-------------------------------------------------------------------------------
     400   Michigan State Strategic Fund, Lutheran Social Services
            Project, RB, 5.200%, 09/01/04                                   416
-------------------------------------------------------------------------------
     435   Northern Michigan University, AMBAC, RB, 5.500%, 12/01/09        458
-------------------------------------------------------------------------------
     500   Oakland County, EDA, Cranbrock Elderly Community Project,
            RB, 6.375%, 11/01/14                                            558
-------------------------------------------------------------------------------
     500   Oakland County, Sewer Revenue, 6.250%, 11/01/06                  517
-------------------------------------------------------------------------------
     500   Ottawa County, Holland Township Extension, GO, 6.800%,
            08/01/05                                                        538
-------------------------------------------------------------------------------
     500   Paw Paw, Public School District, FGIC, GO, 6.500%, 05/01/09      583
-------------------------------------------------------------------------------
     150   Rochester Hills, SDA, GO, Pre-refunded at 100, 6.500%,
            05/01/07 (c)                                                    162
-------------------------------------------------------------------------------
     200   Rochester Hills, Transportation Fund, GO, 6.250%, 08/01/05       204
-------------------------------------------------------------------------------
     500   Rockford, Public School Authority, GO, 5.600%, 05/01/05          531
-------------------------------------------------------------------------------
     640   Saginaw Valley State University, RB, 5.000%, 07/01/12            647
-------------------------------------------------------------------------------
     865   Saginaw Water Authority, RB, 6.000%, 07/01/07                    897
-------------------------------------------------------------------------------
     500   Saint Joseph, Mercy Memorial Medical Center, AMBAC, RB,
            5.125%, 01/01/09                                                514
-------------------------------------------------------------------------------
     230   Saranac, SDA, GO, 5.700%, 05/01/07                               247

--------------------------------------------------------------------------------

                                                ------------------------------
THE MONITOR MICHIGAN TAX-FREE FUND              (Continued)

------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 MUNICIPAL SECURITIES (CONTINUED)
------------------------------------------------------------------------------
   $400    Troy Downtown Development Authority, Series A, TA, RB,
            6.100%, 11/01/10                                              $443
------------------------------------------------------------------------------
    250    University of Michigan, Hospital Revenue, Series A, RB,
            5.700%, 12/01/04                                               266
------------------------------------------------------------------------------
    300    University of Michigan, Hospital Revenue, Series A-1, RB,
            5.250%, 12/01/10                                               310
------------------------------------------------------------------------------
    500    University of Michigan, Major Capital Projects, RB, 5.800%,
            04/01/10                                                       534
------------------------------------------------------------------------------
    500    Utica, Community Schools Project, GO, 5.700%, 05/01/06          537
------------------------------------------------------------------------------
    200    Walled Lake, SDA, GO, Pre-refunded at 102, 6.500%, 05/01/99
            (c)                                                            208
------------------------------------------------------------------------------
    500    Warren, SDA, GO, Pre-refunded at 102, 6.700%, 05/01/01 (c)      544
-------------------------------------------------------------------------------
    405    Warren, Transportation Fund, GO, 5.000%, 06/01/07               414
-------------------------------------------------------------------------------
    500    West Ottawa, Public School District, FGIC, GO, 5.400%,
            05/01/09                                                       529
-------------------------------------------------------------------------------
 TOTAL MICHIGAN SECURITIES (IDENTIFIED COST $34,341)                    36,096
-------------------------------------------------------------------------------
 CASH EQUIVALENT - 2.7%
    990    Federated Michigan Municipal Cash Trust                         990
-------------------------------------------------------------------------------
 TOTAL CASH EQUIVALENT (IDENTIFIED COST $990)
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $35,331)                            37,086
-------------------------------------------------------------------------------


                                           ---------------------------------
THE MONITOR OHIO TAX-FREE FUND             June 30, 1998 (unaudited)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES - 90.1%
-------------------------------------------------------------------------------
   $500    Akron, GO, 5.300%, 12/01/11                                    $519
-------------------------------------------------------------------------------
    215    Alliance, CSD, AMBAC, 6.200%, 12/01/01                          229
-------------------------------------------------------------------------------
    300    Aurora, CSD, FGIC, 5.500%, 12/01/07                             324
-------------------------------------------------------------------------------
    290    Aurora, GO, Pre-refunded at 102, 7.350%, 12/01/99 (c)           309
-------------------------------------------------------------------------------
    280    Avon Lake, Water System, AMBAC, 5.100%, 10/01/05                292
-------------------------------------------------------------------------------
    250    Beachwood, CSD, 6.600%, 12/01/04                                272
-------------------------------------------------------------------------------
    200    Bedford, CSD, Energy Conservation Improvement, 5.400%,
            06/15/03                                                       209
-------------------------------------------------------------------------------
    215    Bedford, CSD, Energy Conservation Improvement, 5.350%,
            06/15/02                                                       223
-------------------------------------------------------------------------------
    250    Blue Ash, GO, 6.500%, 11/01/99                                  259
-------------------------------------------------------------------------------
    500    Butler County, 5.000%, 12/01/12                                 504
-------------------------------------------------------------------------------
    250    Butler County, HRB, Middletown Hospital, FGIC, 5.250%,
            11/15/00                                                       257
-------------------------------------------------------------------------------
    250    Centerville, CSD, 6.625%, 12/01/99                              259
-------------------------------------------------------------------------------
    500    Chagrin Falls, Exempted School District, 5.100%, 12/01/10       516
-------------------------------------------------------------------------------
    250    Cincinnati, 6.750%, 12/01/01                                    272
-------------------------------------------------------------------------------
    250    Cincinnati, Street Improvement, 7.000%, 12/01/99                261
-------------------------------------------------------------------------------
    500    Cleveland Heights, Series B, 5.600%, 12/01/02                   529
-------------------------------------------------------------------------------
    200    Cleveland, GO, Series B, AMBAC, 6.400%, 10/01/02                217
-------------------------------------------------------------------------------
    500    Cleveland, Public Power System, Series B, MBIA, 5.900%,
            11/15/01                                                       529
-------------------------------------------------------------------------------
    250    Columbus, CSD, FGIC, 5.050%, 12/01/02                           259
-------------------------------------------------------------------------------
    241    Columbus, GO, 5.700%, 07/15/06                                  256
-------------------------------------------------------------------------------
    250    Columbus, GO, 6.300%, 04/15/03                                  264
-------------------------------------------------------------------------------
    270    Columbus, Series 2, 5.350%, 05/15/03                            285
-------------------------------------------------------------------------------
    500    Columbus, Series B, 6.300%, 01/01/05                            541
-------------------------------------------------------------------------------
    300    Columbus, Series D, 5.250%, 09/15/11                            314
-------------------------------------------------------------------------------
    250    Copley, Fairlawn, CSD, 5.150%, 12/01/01                         258
-------------------------------------------------------------------------------
    500    Cuyahoga County, GO, 5.200%, 11/15/09                           526
-------------------------------------------------------------------------------
    500    Cuyahoga County, HRB, 5.250%, 01/01/13                          512
-------------------------------------------------------------------------------
    500    Cuyahoga County, Series B, 4.500%, 10/01/00                     506
-------------------------------------------------------------------------------
    200    Cuyahoga Falls, GO, MBIA, 5.400%, 12/01/06                      214
-------------------------------------------------------------------------------
    500    Dayton, Capital Facilities, 5.000%, 12/01/12                    504
-------------------------------------------------------------------------------
    400    Delaware, GO, 5.400%, 11/01/02                                  410
-------------------------------------------------------------------------------
    250    Dover, Electric System, FGIC, 5.500%, 12/01/07                  269
-------------------------------------------------------------------------------
    250    Dublin, CSD, FGIC, 6.050%, 12/01/03                             272
-------------------------------------------------------------------------------
    250    Dublin, CSD, FGIC, 6.150%, 12/01/04                             276
-------------------------------------------------------------------------------
    500    Dublin, CSD, MBIA, 5.000%, 12/02/08                             521
-------------------------------------------------------------------------------
    250    Eastlake, GO, 5.000%, 12/01/04                                  259
-------------------------------------------------------------------------------
    440    Elyria, GO, 5.100%, 12/01/11                                    450
-------------------------------------------------------------------------------
    500    Euclid, GO, 5.000%, 12/01/12                                    504
-------------------------------------------------------------------------------
    500    Euclid, GO, 5.300%, 12/01/07                                    531
-------------------------------------------------------------------------------
    500    Euclid, GO, 5.450%, 12/01/08                                    536
-------------------------------------------------------------------------------
    250    Euclid, GO, 6.400%, 12/01/04                                    273
-------------------------------------------------------------------------------
    420    Euclid, GO, Pre-refunded at 102, 7.000%, 12/01/99 (c)           446
-------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $245    Fairfield, CSD, FGIC, 5.650%, 12/01/06                         $266
-------------------------------------------------------------------------------
    500    Findlay, GO, 5.500%, 07/01/08                                   539
-------------------------------------------------------------------------------
    250    Findlay, SSRB, 5.200%, 07/01/06                                 261
-------------------------------------------------------------------------------
    500    Franklin County, 5.050%, 12/01/05                               525
-------------------------------------------------------------------------------
    285    Franklin County, Convention Authority, MBIA,
            5.500%, 12/01/03                                               304
-------------------------------------------------------------------------------
    305    Franklin County, GO, MBIA, 6.000%, 09/01/06                     335
-------------------------------------------------------------------------------
    500    Franklin County, HRB, Childrens Hospital, Series A, 5.800%,
            11/01/10                                                       532
-------------------------------------------------------------------------------
    250    Franklin County, HRB, Childrens Hospital, Series A, 6.500%,
            05/01/07                                                       274
-------------------------------------------------------------------------------
    500    Franklin County, HRB, Childrens Hospital, Series A, Pre-
            refunded at 102, 6.400%, 11/01/01 (c)                          545
-------------------------------------------------------------------------------
    500    Franklin County, HRB, Doctors Hospital, 5.050%, 12/01/99        506
-------------------------------------------------------------------------------
    550    Franklin County, HRB, Holy Cross Hospital, Series A, 7.200%,
            06/01/00                                                       581
-------------------------------------------------------------------------------
    515    Gahanna, GO, 5.250%, 06/01/02                                   535
-------------------------------------------------------------------------------
    580    Gahanna, GO, 5.550%, 06/01/05                                   621
-------------------------------------------------------------------------------
    250    Gahanna, Series A, Pre-refunded at 102, 6.400%, 06/01/01 (c)    270
-------------------------------------------------------------------------------
    250    Grandview Heights, 7.100%, 12/01/06                             274
-------------------------------------------------------------------------------
    250    Grandview Heights, CSD, 5.400%, 12/01/05                        266
-------------------------------------------------------------------------------
    300    Greene County, Water System, Series A, FGIC, 5.750%,
            12/01/09                                                       331
-------------------------------------------------------------------------------
    500    Hamilton County, GO, 5.100%, 12/01/11                           513
-------------------------------------------------------------------------------
    155    Hamilton County, HRB, Childrens Hospital, BIG, 6.750%,
            05/15/02                                                       159
-------------------------------------------------------------------------------
    250    Hamilton County, HRB, Childrens Hospital, MBIA, 4.600%,
            05/15/00                                                       252
-------------------------------------------------------------------------------
    500    Hamilton County, HRB, Childrens Hospital, Series D, FGIC,
            4.900%, 05/15/03                                               514
-------------------------------------------------------------------------------
    500    Hamilton County, HRB, Christ Hospital, Series A, FGIC,
            6.500%, 01/01/02                                               529
-------------------------------------------------------------------------------
    500    Hamilton County, HRB, Episcopal Retirement, Fifth Third Bank
            LOC, 5.900%, 01/01/99                                          505
-------------------------------------------------------------------------------
    300    Hamilton County, Museum Center, 5.950%, 12/01/02                323
-------------------------------------------------------------------------------
    500    Hamilton County, SSRB, 4.700%, 12/01/09                         508
-------------------------------------------------------------------------------
    155    Hamilton County, SSRB, Series A, 6.300%, 12/01/01               166
-------------------------------------------------------------------------------
    305    Hamilton County, SSRB, Series A, 6.400%, 12/01/03               329
-------------------------------------------------------------------------------
     95    Hamilton County, SSRB, Series A, Pre-refunded at 102,
            6.300%, 06/01/01 (c)                                           102
-------------------------------------------------------------------------------
    195    Hamilton County, SSRB, Series A, Pre-refunded at 102,
            6.400%, 06/01/01 (c)                                           211
-------------------------------------------------------------------------------
    500    Hamilton County, Waste Water Systems, RB, Series A, FSA,
            4.800%, 10/15/12                                               495
-------------------------------------------------------------------------------
    390    Hamilton, Electric System RB, Series A, FGIC, 5.100%,
            10/15/99                                                       396
-------------------------------------------------------------------------------
    500    Hilliard, CSD, 4.800%, 12/01/08                                 512
-------------------------------------------------------------------------------
    250    Hilliard, CSD, AMBAC, 5.000%, 12/01/03                          259
-------------------------------------------------------------------------------
    500    Hilliard, CSD, Series A, 5.350%, 12/01/04                       527
-------------------------------------------------------------------------------
    170    Hilliard, GO, 5.350%, 12/01/06                                  179
-------------------------------------------------------------------------------
    180    Hilliard, GO, 5.500%, 12/01/07                                  193
-------------------------------------------------------------------------------
    245    Indian Hill, Water Works, RB, 4.900%, 06/01/05                  256
-------------------------------------------------------------------------------
    500    Jefferson County, GO, 4.950%, 12/01/12                          508
-------------------------------------------------------------------------------
    500    Kent State University, MBIA, 5.300%, 05/01/10                   524
-------------------------------------------------------------------------------
    500    Kent State University, Series A, 4.700%, 05/01/10               500
-------------------------------------------------------------------------------
    585    Kettering, GO, 5.050%, 12/01/04                                 607
-------------------------------------------------------------------------------
    255    Lakewood, CSD, 5.050%, 12/01/05                                 266
-------------------------------------------------------------------------------
    535    Lakewood, GO, 5.850%, 12/01/02                                  572
-------------------------------------------------------------------------------
    250    Lakota, LSD, AMBAC, 6.400%, 12/01/00                            264
-------------------------------------------------------------------------------
    500    Lorain County, HRB, 6.000%, 09/01/08                            558
-------------------------------------------------------------------------------
    500    Lorain County, Water Authority, AMBAC,
            4.950%, 10/01/04                                               518
-------------------------------------------------------------------------------
    200    Marysville, Village School, AMBAC,
            6.900%, 12/01/00                                               213
-------------------------------------------------------------------------------
    500    Mason, CSD, GO, 5.150%, 12/01/12                                511
-------------------------------------------------------------------------------
    250    Mentor, Street Improvement, Series 1991-A,
            6.700%, 12/01/03                                               268
-------------------------------------------------------------------------------
    250    Miami County, GO, 4.875%, 12/01/10                              253
-------------------------------------------------------------------------------
    500    Miami University, 5.400%, 12/01/05                              529
-------------------------------------------------------------------------------
    200    Miami Valley, Regional Transit Authority, 5.100%, 12/01/01      206
-------------------------------------------------------------------------------
    500    Montgomery County, GO, 5.400%, 12/01/11                         525
-------------------------------------------------------------------------------
    270    Montgomery County, GO, 5.600%, 12/01/05                         283
-------------------------------------------------------------------------------
    285    Montgomery County, GO, 5.750%, 12/01/06                         299
-------------------------------------------------------------------------------
    500    Montgomery County, HRB, Miami Valley Hospital, Series A,
            AMBAC, 6.100%, 11/15/02                                        536
-------------------------------------------------------------------------------
    500    Montgomery County, Series A, Pre-refunded at 100, 6.450%,
            09/01/01 (c)                                                   535
-------------------------------------------------------------------------------
    500    Montgomery County, Series A, Pre-refunded at 100, 6.500%,
            09/01/01 (c)                                                   536
-------------------------------------------------------------------------------
    250    Muskingum County, HRB, Bethesda Hospital, Connie Lee
            Insured, 5.350%, 12/01/07                                      265
-------------------------------------------------------------------------------
    500    Northeast, Regional Sewer District, AMBAC,
            6.400%, 11/15/03                                               542
-------------------------------------------------------------------------------
    235    Norwalk, Water Works System, Series 1996,
            5.550%, 04/01/09                                               252
-------------------------------------------------------------------------------
    250    Norwalk, Water Works System, Series 1996,
            5.600%, 04/01/10                                               267
-------------------------------------------------------------------------------
    500    Ohio Municipal Electric Generation Agency, AMBAC, 4.750%,
            02/15/00                                                       506
-------------------------------------------------------------------------------
    500    Ohio State Building Authority, Correction Facility, Series
            A, 6.500%, 10/01/04                                            542
-------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $500    Ohio State Building Authority, James Rhodes Center, Series
            A, 6.200%, 06/01/04                                           $536
-------------------------------------------------------------------------------
    250    Ohio State Capital Facilities, Series 1995, AMBAC, 5.800%,
            06/01/03                                                       267
-------------------------------------------------------------------------------
    300    Ohio State Economic Development, Sysco Food Service, 6.600%,
            12/01/03                                                       334
-------------------------------------------------------------------------------
    250    Ohio State, HEF, John Carroll University,
            5.350%, 10/01/05                                               264
-------------------------------------------------------------------------------
    250    Ohio State, HEF, Oberlin College, 4.500%, 10/01/99              252
-------------------------------------------------------------------------------
    555    Ohio State, HEF, Ohio Northern University, Connie Lee,
            4.900%, 05/01/03                                               572
-------------------------------------------------------------------------------
    250    Ohio State, HEF, University of Dayton, FGIC,
            6.100%, 12/01/01                                               266
-------------------------------------------------------------------------------
    445    Ohio State, HEF, Denison University,
            5.400%, 11/01/11                                               463
-------------------------------------------------------------------------------
    250    Ohio State, HEF, Oberlin College, 5.000%, 10/01/02              258
-------------------------------------------------------------------------------
    500    Ohio State Public Facilities, Mental Health, Series A, MBIA,
            6.750%, 12/01/01                                               527
-------------------------------------------------------------------------------
    250    Ohio State Public Facilities, Series A, MBIA,
            6.500%, 06/01/00                                               261
-------------------------------------------------------------------------------
    250    Ohio State Public Facilities, Series 11B, AMBAC, 5.700%,
            11/01/99                                                       256
-------------------------------------------------------------------------------
    750    Ohio State Turnpike, RB, Series A, 5.350%, 02/15/09             787
-------------------------------------------------------------------------------
    500    Ohio State University, Series A2, 5.750%, 12/01/09              532
-------------------------------------------------------------------------------
    500    Ohio State Water Development Authority, Clean Air Project,
            MBIA, 5.650%, 06/01/05                                         533
-------------------------------------------------------------------------------
    250    Olmstead Falls, LSD, FGIC, 6.300%, 12/15/01                     268
-------------------------------------------------------------------------------
    250    Pickerington, LSD, AMBAC, 5.550%, 12/01/07                      267
-------------------------------------------------------------------------------
    200    Portage County, AMBAC, 5.200%, 12/01/01                         207
-------------------------------------------------------------------------------
    500    Rocky River, CSD, GO, 5.150%, 12/01/08                          528
-------------------------------------------------------------------------------
    500    Solon, GO, 5.250%, 12/01/07                                     526
-------------------------------------------------------------------------------
    150    Solon, GO, 5.650%, 12/01/05                                     159
-------------------------------------------------------------------------------
    250    Solon, GO, 6.550%, 12/01/00                                     264
-------------------------------------------------------------------------------
    250    Solon, GO, 6.650%, 12/01/01                                     264
-------------------------------------------------------------------------------
    250    Solon, LSD, ETM, 6.850%, 12/01/00                               266
-------------------------------------------------------------------------------
    245    South Euclid, Recreational Facilities,
            6.150%, 12/01/00                                               257
-------------------------------------------------------------------------------
    250    South Western, CSD, ETM, 6.100%, 12/01/99                       258
-------------------------------------------------------------------------------
    250    South Western, CSD, Series A, AMBAC,
            6.000%, 12/01/04                                               271
-------------------------------------------------------------------------------
    250    Springfield, LSD, 6.000%, 12/01/02                              267
-------------------------------------------------------------------------------
    250    State of Ohio, HRB, Series S, 4.500%, 05/15/00                  252
-------------------------------------------------------------------------------
    500    State of Ohio, HRB, Series T, 4.800%, 05/15/01                  511
-------------------------------------------------------------------------------
    500    Strongsville, GO, 6.700%, 12/01/11                              582
-------------------------------------------------------------------------------
    250    Summit County, GO, MBIA, 5.650%, 12/01/07                       268
-------------------------------------------------------------------------------
    500    The Ohio State University, Series A2,
            5.300%, 12/01/01                                               519

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO LONG-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $500    Toledo, SSRB, Series A, MBIA, 7.250%, 11/15/00                  $516
-------------------------------------------------------------------------------
    500    Troy, GO, 6.250%, 12/01/11                                       576
-------------------------------------------------------------------------------
    550    Twinsburg, LSD, 5.400%, 12/01/09                                 586
-------------------------------------------------------------------------------
    500    University of Cincinnati, MBIA, 5.100%, 06/01/11                 515
-------------------------------------------------------------------------------
    250    University of Cincinnati, MBIA, 6.400%, 12/01/03                 273
-------------------------------------------------------------------------------
    250    University of Cincinnati, Series R5, 5.150%, 06/01/05            260
-------------------------------------------------------------------------------
    250    University of Cincinnati, Series R9, 5.600%, 06/01/09            260
-------------------------------------------------------------------------------
    250    University of Cincinnati, Series V, 5.250%, 06/01/08             260
-------------------------------------------------------------------------------
    265    University of Cincinnati, Series V, 5.350%, 06/01/09             277
-------------------------------------------------------------------------------
    500    Vandalia, 5.450%, 12/01/10                                       527
-------------------------------------------------------------------------------
    175    Warren County, Sewer Improvement, Lower Miami Valley,
            5.250%, 12/01/08                                                184
-------------------------------------------------------------------------------
    185    Warren County, Sewer Improvement, Lower Miami Valley,
            5.350%, 12/01/09                                                196
-------------------------------------------------------------------------------
    170    Warren County, SSRB, Series A, Pre-refunded at 102, 6.950%,
            12/01/00 (c)                                                    185
-------------------------------------------------------------------------------
    400    Warren County, Water System Improvement, P&G Project,
            5.250%, 12/01/07                                                420
-------------------------------------------------------------------------------
    235    Warren County, Water Works, FGIC,
            6.100%, 12/01/02                                                253
-------------------------------------------------------------------------------
    470    Westerville, Water System, 5.900%, 12/01/04                      508
-------------------------------------------------------------------------------
    500    Westlake, CSD, Series A, 5.500%, 12/01/10                        532
-------------------------------------------------------------------------------
    500    Westlake, GO, 5.350%, 12/01/10                                   536
-------------------------------------------------------------------------------
    250    Worthington, CSD, FGIC, 5.850%, 06/01/02                         265
-------------------------------------------------------------------------------
    250    Worthington, CSD, MBIA, 7.150%, 12/01/00                         266
-------------------------------------------------------------------------------
    250    Wright State University, AMBAC, 5.000%, 05/01/06                 258
-------------------------------------------------------------------------------
 TOTAL OHIO LONG-TERM MUNICIPAL SECURITIES
  (IDENTIFIED COST $57,411)                                              60,470
-------------------------------------------------------------------------------
 OTHER LONG-TERM MUNICIPAL SECURITIES - 0.9%
-------------------------------------------------------------------------------
    500    Puerto Rico Commonwealth, Mead Corp., Deutsche Bank LOC,
            6.500%, 07/01/11                                                591
-------------------------------------------------------------------------------
 TOTAL OTHER LONG-TERM MUNICIPAL SECURITIES
  (IDENTIFIED COST $562)                                                    591
-------------------------------------------------------------------------------
 SHORT-TERM MUNICIPAL SECURITIES - 9.0%
-------------------------------------------------------------------------------
    250    Archibold, LSD, Pre-refunded at 102,
            6.800%, 12/01/98 (c)                                            258
-------------------------------------------------------------------------------
    230    Bowling Green, CSD, ETM, 6.900%, 12/01/98                        233
-------------------------------------------------------------------------------
    500    Butler County, SSRB, AMBAC, 4.800%, 12/01/98                     502
-------------------------------------------------------------------------------
    400    Cincinnati & Hamilton County, Daily VRDNs, Kenwood Office,
            Kredeitbank LOC,
            3.700%, 09/01/25                                                400
-------------------------------------------------------------------------------
    250    Columbus, Pre-refunded at 102, 7.000%, 03/01/99 (c)              260
-------------------------------------------------------------------------------
    300    Columbus, Weekly VRDNs, Westdeutsche Landesbank SPA,
            3.400%, 06/01/16                                                300
-------------------------------------------------------------------------------
    250    Cuyahoga County, Pre-refunded at 102,
            7.000%, 10/01/98 (c)                                            257

--------------------------------------------------------------------------------

                                           ------------------------------------
THE MONITOR OHIO TAX-FREE FUND             (Continued)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 OHIO SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
-------------------------------------------------------------------------------
   $500    Cuyahoga County, Pre-refunded at 102,
            6.900%, 01/01/99 (c)                                          $528
-------------------------------------------------------------------------------
    600    Franklin County, HRB, Daily VRDNs, Franciscan Sister, Chase
            Manhattan LOC, 3.900%, 07/01/15                                600
-------------------------------------------------------------------------------
    700    Hamilton County, Weekly VRDNs, RB, Health Care System, Fifth
            Third Bank LOC, 3.500%, 07/01/17                               700
-------------------------------------------------------------------------------
    200    Hamilton County, Daily VRDNs, HRB, Franciscan Health,
            Sumitomo Bank Ltd. LOC,
            4.750%, 03/01/17                                               200
-------------------------------------------------------------------------------
    230    Hilliard, GO, 6.750%, 12/01/98                                  233
-------------------------------------------------------------------------------
    265    Mentor, Series A1, 6.800%, 12/01/98                             268
-------------------------------------------------------------------------------
    250    Ohio State, HEF, Xavier University, ETM,
            7.100%, 11/01/98                                               253
-------------------------------------------------------------------------------
    125    Ohio State Building Authority, Series A, Pre-refunded at
            102, 7.250%, 03/01/99 (c)                                      130
-------------------------------------------------------------------------------
    125    Ohio State Building Authority, Series H, Pre-refunded at
            102, 7.250%, 08/01/99 (c)                                      132
-------------------------------------------------------------------------------
    250    Sandusky, AMBAC, 6.650%, 12/01/98                               253
-------------------------------------------------------------------------------
    360    The Ohio State University, Weekly VRDNs, Series 85B,
            National Westminster Bank LOC,
            3.450%, 12/01/01                                               360
-------------------------------------------------------------------------------
    200    Upper Arlington, CSD, Pre-refunded at 102,
            6.800%, 10/01/98 (c)                                           207
-------------------------------------------------------------------------------
 TOTAL SHORT-TERM MUNICIPAL SECURITIES (IDENTIFIED COST $5,983)        $ 6,074
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $63,956)                           $67,135
-------------------------------------------------------------------------------
See Notes To Portfolios of Investments.

                                                        -----------------------
THE MONITOR FIXED INCOME SECURITIES FUND                June 30, 1998
                                                        (unaudited)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 CORPORATE BONDS - 74.4%
-------------------------------------------------------------------------------
 BANKS AND SAVINGS & LOANS - 6.1%
  $1,000   ABN Amro, 7.250%, 05/31/05                                    $1,059
   1,000   Banc One, 7.000%, 07/15/05                                     1,047
     250   BankAmerica Corp., 7.750%, 07/15/02                              265
     250   Citicorp, 9.750%, 08/01/99                                       260
   1,000   Citicorp, 7.250%, 09/01/08                                     1,066
     500   Comerica, 9.750%, 05/01/99                                       514
   1,000   First Tennessee Bank, 6.400%, 04/01/08                         1,010
   1,000   KeyCorp, 6.750%, 03/15/06                                      1,027
   1,000   Mellon Bank N.A., 6.500%, 08/01/05                             1,020
   1,000   NBD Bancorp, 7.125%, 05/15/07                                  1,061
     250   Security Pacific Corp., 9.750%, 05/15/99                         258
   1,000   Swiss Bank Corp.--New York, 7.250%, 09/01/06                   1,065
-------------------------------------------------------------------------------
                                                                          9,652
-------------------------------------------------------------------------------
 BASIC INDUSTRY - 2.7%
     500   Air Products & Chemicals, Inc., 8.875%, 08/01/01                 540
     250   Arco Chemical Co., 9.900%, 11/01/00                              271
   1,000   Norsk Hydro, 6.700%, 01/15/18                                  1,001
     250   Weyerhaeuser Co., 9.050%, 02/01/03                               278
   1,000   Weyerhaeuser Co., 7.250%, 07/01/13                             1,077
   1,000   Worthington Industries, Inc., 7.125%, 05/15/06                 1,059
-------------------------------------------------------------------------------
                                                                          4,226
-------------------------------------------------------------------------------
 CAPITAL GOODS - 0.2%
     250   Caterpillar, Inc., 9.375%, 07/15/00                              267
-------------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 15.0%
   1,500   American Home Products Corp., 6.500%, 10/15/02                 1,526
   1,000   Amgen, Inc., 6.500%, 12/01/07                                  1,016
   1,000   Bergen Brunswig Corp., 7.250%, 06/01/05                        1,062
   1,000   Cardinal Health, 6.000%, 01/15/06                                979
   1,000   Carnival Corp., 6.150%, 10/01/03                               1,001
   1,000   Darden Restaurants, Inc., 6.375%, 02/01/06                       986
     250   Dayton Hudson Corp., 10.000%, 12/01/00                           271
   1,000   E.W. Scripps Co., 6.625%, 10/15/07                             1,032
     800   Gerber Products, 9.000%, 10/15/06                                947
     750   Grand Met Investment Corp., 7.125%, 09/15/04                     788
   1,000   Harvard University, 8.125%, 04/15/07                           1,132

-------------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES (CONTINUED)
  $1,000   Hertz Corp., 7.000%, 07/15/03                                 $1,028
   1,000   J.C. Penney & Co., 6.875%, 10/15/15                            1,026
   1,200   Knight Ridder, 9.875%, 04/15/09                                1,528
     250   Limited, Inc., 9.125%, 02/01/01                                  266
   1,000   Limited, Inc., 7.800%, 05/15/02                                1,041
     750   May Department Stores Co., 9.875%, 06/15/00                      804
   1,000   McDonald's Corp., 8.875%, 04/01/11                             1,229
     500   Philip Morris Co., Inc., 7.625%, 05/15/02                        524
   1,000   Ralston Purina, 9.250%, 10/15/09                               1,213
   1,000   Rubbermaid, Inc., 6.600%, 11/15/06                             1,035
     500   Scripps Howard, Inc., 7.375%, 12/15/98                           502
   1,000   Stewart Enterprises, 6.700%, 12/01/03                          1,016
     250   Universal Corp., 9.250%, 02/15/01                                268
   1,500   V.F. Corp., 7.600%, 04/01/04                                   1,594
-------------------------------------------------------------------------------
                                                                         23,814
-------------------------------------------------------------------------------
 DIVERSIFIED INDUSTRIAL - 0.8%
     500   Joseph E. Seagram & Sons, Inc., 7.000%, 04/15/08                 523
     500   Watts Industries, 8.375%, 12/01/03                               549
     250   Whirlpool Corp., 9.500%, 06/15/00                                265
-------------------------------------------------------------------------------
                                                                          1,337
-------------------------------------------------------------------------------
 ENERGY-OIL & GAS - 1.0%
   1,000   Ashland Oil, Inc., 7.710%, 05/11/07                            1,084
     500   Consolidated Natural Gas Co., 5.875%, 10/01/98                   499
-------------------------------------------------------------------------------
                                                                          1,583
-------------------------------------------------------------------------------
 FINANCE COMPANIES - 8.2%
   1,000   Abbey National PLC, 6.690%, 10/17/05                           1,024
   1,000   Ameritech Capital, 6.550%, 01/15/28                            1,016
   1,000   Bear Stearns, 6.625%, 01/15/04                                 1,014
   1,000   Countrywide Funding Corp., 8.250%, 07/15/02                    1,069
   1,000   Crown Cork & Seal Finance PLC, 7.000%, 12/15/06                1,036
   1,000   CSW Investments, 7.450%, 08/01/06                              1,066
     500   Eaton Off Shore, Ltd., 9.000%, 02/15/01                          537
   1,000   Ford Motor Credit Corp., 7.750%, 03/15/05                      1,081
     500   Kimco Realty, 6.500%, 10/01/03                                   501

                                                                  ------------
THE MONITOR FIXED INCOME SECURITIES FUND                          (Continued)

------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                  VALUE
 (000)                                                                   (000)
------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
 FINANCE COMPANIES (CONTINUED)
  $1,000   MBNA Corp., 6.875%, 06/01/05                                 $1,027
   1,000   Salomon Brothers, 6.750%, 01/15/06                            1,025
   1,300   Smurfit Capital, 6.750%, 11/20/05                             1,328
   1,300   SunAmerica, Inc., 7.340%, 08/30/05                            1,378
------------------------------------------------------------------------------
                                                                        13,102
------------------------------------------------------------------------------
 (D) FOREIGN INDUSTRIAL - 4.0%
   1,000   Canadian National Railroad, 7.000%, 03/15/04                  1,031
   1,000   English China Clay, 7.375%, 10/01/02                          1,040
     750   Hydro-Quebec, Canada, 7.375%, 02/01/03                          785
   1,000   Hydro-Quebec, Canada, 9.750%, 01/15/18                        1,149
     500   Northern Telecom, Ltd., 8.750%, 06/12/01                        537
   1,000   Philips Electronics, 8.375%, 09/15/06                         1,132
     615   Rhone-Poulenc, 7.750%, 01/15/02                                 644
------------------------------------------------------------------------------
                                                                         6,318
------------------------------------------------------------------------------
 (D) FOREIGN SOVEREIGN - 4.8%
   1,000   Barcelona City, Spain, 8.125%, 02/15/05                       1,106
   1,000   Gen De Catalunya, 6.375%, 12/15/07                            1,011
   1,000   Province of Ontario, Canada, 6.000%, 02/21/06                 1,001
     500   Province of Ontario, Canada, 6.125%, 06/28/00                   503
     250   Province of Quebec, Canada, 8.800%, 04/15/03                    278
   1,000   Province of Quebec, Canada, 8.625%, 01/19/05                  1,134
   1,000   Republic of Finland, 7.875%, 07/28/04                         1,113
   1,550   Republic of Iceland, 6.125%, 02/01/04                         1,562
------------------------------------------------------------------------------
                                                                         7,708
------------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 8.6%
   1,000   Atlantic City Electric, 6.750%, 05/12/08                      1,030
     500   Baltimore Gas & Electric Co., 6.625%, 03/15/08                  518
   1,000   Cajun Electric Power, 9.520%, 03/15/19                        1,049
   1,000   Cincinnati Gas & Electric, 6.400%, 04/01/08                   1,003
   1,100   Duke Energy Corporation, 6.375%, 03/01/08                     1,112
     815   Iowa Electric Power & Light, 8.625%, 05/15/01                   871
   1,300   Jersey Central Power & Light, 7.125%, 10/01/04                1,352
   1,000   Minnesota Power & Light, 7.750%, 06/01/07                     1,056
   1,000   National Rural Utilities, 7.200%, 10/01/15                    1,073
   1,000   Northwestern Public Services, 7.100%, 08/01/05                1,062
   1,000   Otter Tail Power Co., 6.375%, 12/01/07                        1,014
   1,000   Pennsylvania Power & Light, 6.875%, 02/01/03                  1,035
   1,000   Public Service Electric & Gas, 6.250%, 01/01/07               1,006
     500   Western Resources, Inc., 7.250%, 07/01/99                       506
------------------------------------------------------------------------------
                                                                        13,687
------------------------------------------------------------------------------
 INDUSTRIAL - 11.3%
   1,000   Archer-Daniels-Midland Co., 7.500%, 03/15/27                  1,136
   1,000   Boeing Co., 7.250%, 06/15/25                                  1,108
   1,500   Borg-Warner Auto, 7.000%, 11/01/06                            1,564
   1,000   Cargill, Inc., 6.875%, 05/01/28                               1,045
   1,000   Carpenter Technology, 6.530%, 04/15/09                        1,004
   1,500   Dow Chemical, 8.550%, 10/15/09                                1,762
   1,000   E G & G, Inc., 6.800%, 10/15/05                               1,044
   1,000   Goodrich BF Co., 6.450%, 04/15/08                             1,009
   1,000   Johnson Controls, 6.300%, 02/01/08                            1,000
   1,000   Kerr-McGee Corp., 6.625%, 10/15/07                            1,027
     545   Monsanto Co., 8.875%, 12/15/09                                  659
   1,000   Nalco Chemical Co., 6.250%, 05/15/08                          1,005
   1,000   Olsten Corp., 7.000%, 03/15/06                                1,037
     400   Polaroid Corporation, 7.250%, 01/15/07                          422
   1,000   Reynolds & Reynolds, 7.000%, 12/15/06                         1,044
   1,000   Servicemaster LP, 6.950%, 08/15/07                            1,047
   1,000   Toro Company, 7.125%, 06/15/07                                1,044
------------------------------------------------------------------------------
                                                                        17,957
------------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 4.7%
  $1,000   Black & Decker Co., 7.500%, 04/01/03                         $1,048
   1,000   Carlisle Companies, Inc., 7.250%, 01/15/07                    1,054
   1,000   FBG (Fosters Brewing) Finance, Ltd., 6.750%, 11/15/05         1,020
   1,200   Georgia Pacific Corp., 9.950%, 06/15/02                       1,349
   1,000   Millennium America, Inc., 7.000%, 11/15/06                    1,035
   1,000   Noranda, Inc., 7.000%, 07/15/05                               1,011
   1,000   Tosco Corp., 7.250%, 01/01/07                                 1,054
------------------------------------------------------------------------------
                                                                         7,571
------------------------------------------------------------------------------
 INSURANCE - 3.0%
   1,000   Geico Corp., 7.500%, 04/15/05                                 1,081
   1,000   Lincoln National Corp., 7.250%, 05/15/05                      1,058
   1,500   MBIA, Inc., 9.000%, 02/15/01                                  1,605
   1,000   U.S. Life, 6.375%, 06/15/00                                   1,000
------------------------------------------------------------------------------
                                                                         4,744
------------------------------------------------------------------------------
 TECHNOLOGY - 1.0%
     500   International Business Machines, 6.375%, 06/15/00               505
   1,000   Motorola, Inc., 7.500%, 05/15/25                              1,144
------------------------------------------------------------------------------
                                                                         1,649
------------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATION - 1.6%
   1,000   Comsat Corp., 8.950%, 05/15/01                                1,074
     900   GTE Corp., 9.100%, 06/01/03                                   1,006
     500   Southwestern Bell Telephone Co., 6.625%, 04/01/05               515
------------------------------------------------------------------------------
                                                                         2,595
------------------------------------------------------------------------------
 TRANSPORTATION - 1.4%
   1,000   Atchison Topeka & Santa Fe Railroad, 6.550%, 07/01/06         1,019
     250   Union Pacific Co., 9.625%, 12/15/02                             281
     835   Union Pacific Co., 8.500%, 01/15/17                             868
------------------------------------------------------------------------------
                                                                         2,168
------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (IDENTIFIED COST $113,892)                      118,378
------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.7%
   1,516   Pool #345128, 6.500%, 01/15/24                                1,512
     861   Pool #352982, 7.500%, 05/15/24                                  884
   1,700   Pool #372962, 7.000%, 03/15/24                                1,727
     697   Pool #373015, 8.000%, 06/15/24                                  723
     962   Pool #391615, 8.500%, 09/15/24                                1,014
------------------------------------------------------------------------------
 TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
 (IDENTIFIED COST $5,706)                                                5,860
------------------------------------------------------------------------------
 U.S. TREASURIES - 18.4%
  13,000   U.S. Treasury Notes, 5.500%, 01/31/03                        12,989
  15,000   U.S. Treasury Notes, 5.500%, 02/15/08                        14,978
   1,000   U.S. Treasury Bonds, 8.750%, 08/15/20                         1,374
------------------------------------------------------------------------------
 TOTAL U.S. TREASURIES (IDENTIFIED COST $28,811)                        29,341
------------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 1.8%
   2,909   Prudential Funding Corp., 5.851%, 07/01/98                    2,909
------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                              2,909
------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $151,318)                         $156,488
------------------------------------------------------------------------------


See Notes To Portfolios of Investments.

                                                                  -------------
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND                   June 30, 1998
                                                                  (unaudited)

-------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                   VALUE
 (000)                                                                    (000)
-------------------------------------------------------------------------------
 GOVERNMENT MORTGAGE-BACKED AGENCIES - 12.5%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 0.9%
  $   89   Pool # 214693, 9.000%, 12/01/01                               $   92
     886   Pool # C90005, 8.000%, 01/01/13                                  916
-------------------------------------------------------------------------------
                                                                          1,008
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP.--REMIC -
  5.6%
     165   Series 1183, 7.338%, 01/15/99                                    165
     157   Series 1204, 7.000%, 11/15/05                                    157
   1,000   Series 23, 5.500%, 08/25/16                                      993
     557   Series 1290, 7.500%, 11/15/17                                    560
     782   Series 1199, 7.150%, 07/15/18                                    784
   4,060   Series 1502, 6.250%, 01/15/19                                  4,036
-------------------------------------------------------------------------------
                                                                          6,695
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.2%
      50   Pool # 50469, 8.000%, 07/01/98                                    51
      19   Pool # 50498, 8.500%, 10/01/98                                    19
      39   Pool # 50509, 8.500%, 11/01/98                                    40
   1,288   Pool # 124308, 7.500%, 05/01/07                                1,325
-------------------------------------------------------------------------------
                                                                          1,435
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--
 REMIC - 4.8%
   1,011   Series 1992-113, 7.500%, 07/25/02                              1,030
     592   Series 1992-78, 7.500%, 12/25/05                                 594
     547   Series 1992-147, 6.750%, 06/25/18                                546
   1,000   Series 1993-56, 6.350%, 07/25/18                               1,001
   2,475   Series 1992-210, 6.500%, 03/25/19                              2,475
-------------------------------------------------------------------------------
                                                                          5,646
-------------------------------------------------------------------------------
 TOTAL GOVERNMENT MORTGAGE-BACKED AGENCIES
 (IDENTIFIED COST $14,767)                                               14,784
-------------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 39.5%
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN BANK - 10.2%
   2,000   6.125%, 09/20/00                                               2,018
   2,000   6.020%, 09/06/01                                               2,000
   1,000   6.480%, 01/08/02                                               1,011
   3,000   6.330%, 12/03/02                                               3,014
   2,000   6.030%, 04/17/03                                               2,001
   2,000   5.880%, 04/15/08                                               2,021
-------------------------------------------------------------------------------
                                                                         12,065
-------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORP. - 12.0%
   1,000   6.600%, 11/12/99                                               1,012
   1,000   6.550%, 01/04/00                                               1,013
   1,500   7.140%, 07/31/02                                               1,503
   2,500   6.120%, 01/21/03                                               2,506
   1,000   6.550%, 04/02/03                                               1,000
   2,000   6.830%, 06/15/05                                               2,032
   2,000   7.000%, 07/06/05                                               2,040
   3,000   6.540%, 11/06/07                                               3,041
-------------------------------------------------------------------------------
                                                                         14,147
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.4%
   2,000   7.000%, 05/10/01                                               2,021
   2,000   7.550%, 04/22/02                                               2,127
   1,000   6.330%, 10/02/02                                               1,011
-------------------------------------------------------------------------------
                                                                          5,159
-------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION--MEDIUM TERM NOTES - 12.9%
  $3,000   6.330%, 11/03/00                                            $  3,003
   2,000   5.790%, 01/22/01                                               1,993
   1,000   6.630%, 06/05/01                                               1,015
   1,000   6.500%, 12/27/01                                               1,010
   2,000   7.090%, 10/13/05                                               2,003
   4,000   6.880%, 11/20/06                                               4,100
   1,000   6.240%, 01/14/08                                               1,006
   1,120   6.170%, 01/15/08                                               1,121
-------------------------------------------------------------------------------
                                                                         15,251
-------------------------------------------------------------------------------
 TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $46,102)                     46,622
-------------------------------------------------------------------------------
 U.S. TREASURY NOTES - 45.8%
   4,000   8.250%, 07/15/98                                               4,006
   2,000   6.375%, 01/15/99                                               2,008
   2,000   6.875%, 08/31/99                                               2,030
   1,000   7.875%, 11/15/99                                               1,031
   2,000   6.250%, 05/31/00                                               2,026
   2,000   5.625%, 11/30/00                                               2,004
   2,000   8.000%, 05/15/01                                               2,129
   2,000   7.875%, 08/15/01                                               2,130
   1,000   6.250%, 10/31/01                                               1,020
   1,000   7.500%, 11/15/01                                               1,058
   1,000   6.250%, 02/28/02                                               1,022
   2,000   5.750%, 08/15/03                                               2,021
   3,000   5.875%, 02/15/04                                               3,053
   2,000   7.250%, 05/15/04                                               2,169
   2,000   7.875%, 11/15/04                                               2,245
   2,000   7.500%, 02/15/05                                               2,212
   2,000   6.500%, 05/15/05                                               2,111
   2,000   6.500%, 08/15/05                                               2,109
   2,000   5.875%, 11/15/05                                               2,036
   4,000   5.625%, 02/15/06                                               4,013
   2,000   6.875%, 05/15/06                                               2,164
   2,000   7.000%, 07/15/06                                               2,183
   1,000   6.500%, 10/15/06                                               1,061
   2,000   6.250%, 02/15/07                                               2,094
   2,000   6.625%, 05/15/07                                               2,146
   2,000   6.125%, 08/15/07                                               2,080
-------------------------------------------------------------------------------
 TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $52,353)                     54,161
-------------------------------------------------------------------------------
 REPURCHASE AGREEMENT - 0.7%
     830   Morgan Stanley & Co., Inc., 5.700%, dated 06/30/98, due
           07/01/98, repurchase price $829,931 (collateralized by
           U.S. Treasury obligations, total par value $615,000,
           9.000%, 11/15/18, total market value $861,384)                   830
-------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $114,052)                          $116,397
-------------------------------------------------------------------------------

See Notes To Portfolios of Investments.

                                                   ----------------------------
THE MONITOR MORTGAGE SECURITIES FUND               June 30, 1998 (unaudited)

--------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000)                                                                     (000)
--------------------------------------------------------------------------------
 FEDERAL HOME LOAN BANK - 5.2%
   2,000   5.485%, 01/21/03                                                1,980
--------------------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION -
  28.0%
   1,227   Gold 30 Yr., 6.500%, 12/01/25                                   1,226
   2,298   Gold 30 Yr., 7.000%, 04/01/27                                   2,332
      25   Pool # N90034, 9.000%, 11/01/98                                    25
     102   Pool # 220007, 8.750%, 08/01/01                                   104
      96   Pool # 380059, 9.500%, 10/01/04                                   100
   1,728   Pool # E65142, 6.500%, 07/01/11                                 1,739
   2,107   Pool # C80391, 7.000%, 03/01/26                                 2,138
   1,927   Pool # D69575, 7.500%, 03/01/26                                 1,976
   1,139   REMIC 163-F, 6.000%, 07/15/21                                   1,099
--------------------------------------------------------------------------------
                                                                          10,739
--------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION -
  45.4%
     178   Pool # 303459, 8.000%, 07/01/02                                   182
     166   Pool # 050279, 8.500%, 02/01/05                                   172
     888   Pool # 313817, 6.000%, 07/01/09                                   882
     281   Pool # 250128, 7.500%, 09/01/09                                   289
   1,164   Pool # 338449, 6.000%, 05/01/11                                 1,154
   1,214   Pool # 250554, 6.500%, 05/01/11                                 1,221
     983   Pool # 377753, 6.500%, 04/01/12                                   988
   2,299   Pool # 397835, 6.500%, 09/01/12                                 2,312
   1,628   Pool # 303753, 9.000%, 12/01/20                                 1,720
   1,202   Pool # 303653, 7.000%, 12/01/25                                 1,219
   1,409   Pool # 335836, 7.000%, 03/01/26                                 1,429
   2,187   Pool # 250551, 7.000%, 05/01/26                                 2,217
   1,103   Pool # 343212, 7.500%, 05/01/26                                 1,132
--------------------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   1,500   REMIC 1998-M1, 6.250%, 01/25/08                                 1,501
   1,000   REMIC 1996-53, 6.500%, 12/18/11                                 1,019
--------------------------------------------------------------------------------
                                                                          17,437
--------------------------------------------------------------------------------
 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 13.4%
      45   Pool # 305936, 8.500%, 04/15/06                                    47
     241   Pool # 306058, 8.500%, 06/15/06                                   251
      60   Pool # 328651, 8.500%, 05/15/07                                    62
     442   Pool # 349379, 7.000%, 05/15/08                                   453
     452   Pool # 348112, 7.000%, 06/15/08                                   462
     520   Pool # 344961, 7.000%, 06/15/08                                   532
   1,444   Pool # 200023, 9.500%, 05/15/18                                 1,575
     971   Pool # 780398, 9.000%, 04/15/21                                 1,047
     645   Pool # 780408, 9.000%, 10/15/22                                   692
--------------------------------------------------------------------------------
                                                                           5,121
--------------------------------------------------------------------------------
 U. S. TREASURY NOTES - 1.8%
     675   6.875%, 07/31/99                                                  685
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS - 5.6%
   2,164   Morgan Stanley & Co. Inc., 5.700%, dated 06/30/98, due
           07/01/98, repurchase price $2,164,643 (collateralized by
           U.S. Treasury obligations, total par value $1,755,000,
           10.375%, 11/15/09, total market value $2,215,962)               2,164
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS (IDENTIFIED COST $37,365)                             $38,126
--------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

                                                           --------------------
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME                June 30, 1998
SECURITIES FUND                                            (unaudited)

--------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000)                                                                     (000)
--------------------------------------------------------------------------------
 CORPORATE BONDS - 71.0%
--------------------------------------------------------------------------------
 BANKS AND SAVINGS & LOANS - 12.8%
  $1,000   Bank One, N.A., 7.375%, 12/01/02                               $1,045
   1,000   Bankers Trust Co., 9.200%, 07/15/99                             1,030
   1,100   Chase Manhattan Corp., 10.000%, 06/15/99                        1,138
   1,000   Chemical New York Corp., 9.750%, 06/15/99                       1,033
   1,000   Citicorp, 9.000%, 04/15/99                                      1,023
     500   Comerica, 9.750%, 05/01/99                                        514
   1,000   Dominion Bankshares, 9.625%, 06/15/99                           1,033
   1,000   First Chicago, 9.875%, 07/01/99                                 1,036
     500   First Fidelity Bancorp, 9.625%, 08/15/99                          519
   1,000   First Security Bank Utah, 7.875%, 10/15/99                      1,021
   1,000   Greenpoint Bank, 6.700%, 07/15/02                               1,010
   1,000   Harris Bancorp, 9.375%, 06/01/01                                1,086
   1,000   Homeside Lending, 6.200%, 05/15/03                                994
     500   KeyCorp., 8.400%, 04/01/99                                        508
   1,000   Mellon Corp., 6.300%, 06/01/00                                  1,006
   1,000   Nationsbank Corp., 8.500%, 03/01/99                             1,014
     500   Sovran Financial, 9.750%, 06/15/99                                518
   1,000   Susquehanna Banc, 6.300%, 02/01/03                              1,001
--------------------------------------------------------------------------------
                                                                          16,529
--------------------------------------------------------------------------------
 BASIC INDUSTRY - 4.1%
   1,000   LaFarge Corp., 9.320%, 04/24/01                                 1,077
   1,000   Praxair, Inc., 6.150%, 04/15/03                                   997
   1,000   Reynolds Metals, 9.310%, 01/03/02                               1,096
   1,000   Tech Corp., 8.700%, 05/01/02                                    1,067
   1,000   WMX Technologies, Inc., 8.250%, 11/15/99                        1,024
--------------------------------------------------------------------------------
                                                                           5,261
--------------------------------------------------------------------------------
 CAPITAL GOODS - 0.4%
     500   Baker Hughes, Inc., 7.625%, 02/15/99                              506
--------------------------------------------------------------------------------
 CONSUMER GOODS & SERVICES - 11.3%
   1,000   American Home Products, 7.700%, 02/15/00                        1,028
   1,000   American Stores, 9.125%, 04/01/02                               1,094
   1,000   Cox Communications, Inc., 6.375%, 06/15/00                      1,006
   1,000   Dayton Hudson, 7.500%, 03/01/99                                 1,010
   1,000   Fortune Brands, Inc., 9.000%, 06/15/99                          1,029
   1,000   Leggett & Platt, Inc., 6.070%, 03/19/03                           996
   1,000   PepsiCo, Inc., 6.80%, 05/15/00                                  1,018
   1,000   Philip Morris, Inc., 7.375%, 02/15/99                           1,008
     750   Safeway Stores, Inc., 8.570%, 04/01/03                            819
     500   Scripps Howard, Inc., 7.375%, 12/15/98                            502
   1,000   Sears Roebuck Co., 8.470%, 03/11/02                             1,069
   1,000   Sony Corp., 6.125%, 03/04/03                                    1,004
   1,000   Super Valu Stores, Inc., 8.875%, 06/15/99                       1,026
   1,000   Tyson Foods, Inc., 6.000%, 01/15/03                               991
   1,000   York International Corp., 6.750%, 03/01/03                      1,025
--------------------------------------------------------------------------------
                                                                          14,625
--------------------------------------------------------------------------------
 FINANCIAL - 12.5%
     626   AFG Receivables Trust 97-A, 6.650%, 10/15/02                      630
   1,000   AT&T Capital Corp., 6.900%, 01/30/02                            1,013
   1,000   American Express Credit, 7.375%, 02/01/99                       1,008
   1,000   American General Finance, 6.875%, 07/01/99                      1,010
   1,050   Aristar, Inc., 7.875%, 02/15/99                                 1,062
   1,200   Bear Stearns Co., 7.625%, 09/15/99                              1,223
   1,000   Chrysler Financial Corp., 13.250%, 10/15/99                     1,088
     500   CSW Investments, 6.950%, 08/01/01                                 510
   1,000   Ford Motor Credit Co., 7.750%, 10/01/99                         1,020
   1,000   General Motors Acceptance Corp., 6.750%, 02/07/02               1,020
   1,000   Goldman Sachs Group, 6.875%, 09/15/99                           1,009
   1,000   Household International, 6.000%, 03/15/99                       1,000
   1,000   International Lease Finance Corp., 5.750%, 07/01/98             1,000
   1,000   Lehman Brothers, Inc., 7.625%, 08/01/98                         1,001
   1,000   McKesson Finance Canada, 6.550%, 11/01/02                       1,011
     500   Morgan Stanley & Co., Inc., 7.875%, 12/15/98                      505
   1,000   Spieker Properties, 6.800%, 12/15/01                            1,018
--------------------------------------------------------------------------------
                                                                          16,128
--------------------------------------------------------------------------------
 (D) FOREIGN INDUSTRIAL - 2.1%
   1,600   Pacific Dunlap, 9.750%, 12/15/00                                1,730
   1,000   Rhone-Poulenc, 6.750%, 10/15/99                                 1,008
--------------------------------------------------------------------------------
                                                                           2,738
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PRINCIPAL
 AMOUNT                                                                    VALUE
 (000)                                                                     (000)
--------------------------------------------------------------------------------
 CORPORATE BONDS (CONTINUED)
--------------------------------------------------------------------------------
 (D) FOREIGN SOVEREIGN - 2.0%
  $1,000   Montreal Urban Commission, 9.125%, 03/15/01                    $1,075
   1,500   Province of Quebec, 9.375%, 04/01/99                            1,537
--------------------------------------------------------------------------------
                                                                           2,612
--------------------------------------------------------------------------------
 GAS & ELECTRIC UTILITIES - 8.2%
   1,000   Atlantic City Electric, 6.000%, 01/15/03                          995
   1,000   Commonwealth Edison, 7.500%, 01/01/01                           1,006
   1,000   Detroit Edison, 6.560%, 05/01/01                                1,014
   1,000   Iowa Electric Light & Power, 7.600%, 03/01/99                   1,010
   1,350   Penn Power & Light, 6.875%, 02/01/03                            1,397
   1,000   Public Service Co. of Colorado, 6.000%, 04/15/03                  999
   1,000   Public Service Electric, 6.875%, 01/01/03                       1,031
   1,000   Rochester Gas & Electric, 8.250%, 03/15/02                      1,066
   1,000   Scana Corp., 6.050%, 01/13/03                                   1,000
   1,000   Southern California Edison, 7.500%, 04/15/99                    1,011
--------------------------------------------------------------------------------
                                                                          10,529
--------------------------------------------------------------------------------
 INDUSTRIAL PRODUCTS - 7.1%
   1,000   AAR Corp., 9.500%, 11/01/01                                     1,099
   1,000   Allied Signal, 9.875%, 06/01/02                                 1,131
   1,000   Black & Decker Corp., 7.500%, 04/01/03                          1,047
   1,000   Cooper Industries, Inc., 5.780%, 01/16/03                         989
   1,000   Eastman Kodak, 9.375%, 03/15/03                                 1,134
   1,000   First Data Corp., 6.625%, 04/01/03                              1,022
   1,000   Ingersoll-Rand Corp., 6.875%, 02/01/03                          1,030
   1,000   Polaroid Corporation, 6.750%, 01/15/02                          1,001
     750   Ultramar Corp., 8.250%, 07/01/99                                  763
--------------------------------------------------------------------------------
                                                                           9,216
--------------------------------------------------------------------------------
 INSURANCE - 2.4%
   1,000   Continental Corp., 8.250%, 04/15/99                             1,016
   1,000   Travelers, Inc., 7.750%, 06/15/99                               1,017
   1,000   U.S. Life, 6.375%, 06/15/00                                     1,000
--------------------------------------------------------------------------------
                                                                           3,033
--------------------------------------------------------------------------------
 OIL & GAS - 2.4%
   1,000   Anadarko Petroleum Co., 6.750%, 03/15/03                        1,025
   1,000   Burlington Resources, 7.150%, 05/01/99                          1,009
   1,000   Elf Aquitaine, 7.750%, 05/01/99                                 1,014
--------------------------------------------------------------------------------
                                                                           3,048
--------------------------------------------------------------------------------
 TELEPHONE UTILITIES & COMMUNICATIONS - 2.3%
   1,000   AirTouch Communications, 7.125%, 07/15/01                       1,029
   1,000   Cable & Wireless, 6.375%, 03/06/03                              1,000
   1,000   MCI Communications Corp., 6.250%, 03/23/99                      1,001
--------------------------------------------------------------------------------
                                                                           3,030
--------------------------------------------------------------------------------
 TRANSPORTATION - 3.4%
   1,500   CSX Corp., 9.500%, 08/01/00                                     1,599
     765   Conrail, Inc., 9.750%, 06/01/00                                   816
   1,000   Rollins Truck, 7.000%, 03/15/03                                 1,033
   1,000   Union Pacific Corp., 6.250%, 03/15/99                           1,001
--------------------------------------------------------------------------------
                                                                           4,449
--------------------------------------------------------------------------------
 TOTAL CORPORATE BONDS (COST $90,813)                                     91,704
--------------------------------------------------------------------------------
 GOVERNMENT BONDS - 26.3%
--------------------------------------------------------------------------------
 GOVERNMENT AGENCIES - 2.3%
   3,000   Federal National Mortgage Association,
            6.700%, 08/10/01                                               3,030
--------------------------------------------------------------------------------
 U.S. TREASURY NOTES - 24.0%
  28,000   5.500%, 01/31/03                                               27,958
   3,000   5.500%, 05/31/03                                                2,998
--------------------------------------------------------------------------------
                                                                          30,956
--------------------------------------------------------------------------------
 TOTAL GOVERNMENT BONDS (COST $33,892)                                    33,986
--------------------------------------------------------------------------------
 (A) COMMERCIAL PAPER - 1.7%
   2,151   Prudential Funding Corp., 5.851%, 07/01/98                      2,151
--------------------------------------------------------------------------------
 TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)                                2,151
--------------------------------------------------------------------------------
 TOTAL INVESTMENTS (COST $126,856)                                      $127,841
--------------------------------------------------------------------------------

See Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
 Notes to Portfolios of Investments
--------------------------------------------------------------------------------

*   Non-income producing securities.
(a) Discount Security. Disclosed rate is the effective rate of the security at the time of purchase.
(b) Non-Discount security. Disclosed rate is the coupon rate.
(c) Pre-Refunded Security--The maturity date shown represents the pre-refunded date.
(d) U.S. Dollar denominated.
(e) Putable Security--the maturity date shown represents the put date.
(f) Section 4(2) Commercial Paper/Rule 144A Security--Security is subject to contractual or legal restriction on its resale and is deemed liquid pursuant to guidelines established by the Board of Trustees.

The following abbreviations are used in these Portfolios of Investments:


ADR--American Depository Receipt             IDA--Industrial Development
AMBAC--American Municipal Bond               Authority
     Assurance Corporation                   IDR--Industrial Development
BANs--Bond Anticipation Notes                Revenue
BIG--Bond Investors Guaranty                 LOC--Letter of Credit
CSD--City School District                    LSD--Local School District
EDA--Economic Development Authority          LTD--Limited
EDR--Educational Development Revenue         MBIA--Municipal Bond Investors
ETM--Escrowed to Maturity                    Assurance
FGIC--Financial Guaranty Insurance Company   PERCS--Preferred Equity
FNMA--Federal National Mortgage Association  Redemption Cumulative Stock
FSA--Federal Assurance Association           PLC--Public Limited Company
GNMA--Government National                    RB--Revenue Bond
     Mortgage Association                    REMIC--Real Estate Mortgage
GO--General Obligation                       Investment Conduit
HEA--Higher Education Authority              SDA--School District Authority
HEF--Higher Education Facility               SPA--Standby Purchase Agreement
HFA--Housing Finance Authority               SSRB--Sewer System Revenue Bonds
HRB--Hospital Revenue Bonds                  TA--Tax Allocation
                                             TANs--Tax Anticipation Notes
                                             VR--Variable Rate--rates
                                             disclosed are in effect June 30,
                                             1998

The categories of investments are shown as a percentage of net assets.


The following is a summary of investment information as of June 30, 1998. (000)

                                             VRDNs--Variable Rate Demand
                                             Notes-rates disclosed are in
                                             effect June 30, 1998

                              COST OF
                            INVESTMENTS   NET UNREALIZED    GROSS        GROSS
                          FOR FEDERAL TAX APPRECIATION/   UNREALIZED   UNREALIZED    TOTAL
MONITOR FUNDS                PURPOSES      DEPRECIATION  APPRECIATION DEPRECIATION NET ASSETS
---------------------------------------------------------------------------------------------
Money Market Fund.......     $772,493**          --            --           --      769,032
Ohio Municipal Money
 Market Fund............      185,151**          --            --           --      184,798
U.S. Treasury Money
 Market Fund............      533,759**          --            --           --      531,951
Growth Fund.............      187,864        156,137       159,834       (3,697)    343,924
Income Equity Fund......      135,003        105,403       105,735         (332)    241,123
Michigan Tax-Free Fund..       35,331          1,755         1,755          --       37,043
Ohio Tax-Free Fund......       63,956          3,179         3,179          --       67,122
Fixed Income Securities
 Fund...................      151,318          5,170         5,238          (68)    159,171
Intermediate Government
 Income Fund............      114,052          2,345         2,397          (52)    118,133
Mortgage Securities
 Fund...................       37,365            761           816          (55)     38,340
Short/Intermediate Fixed
 Income Securities Fund.      126,856            985         1,040          (55)    129,198
---------------------------------------------------------------------------------------------

** At amortized cost.
 (See Notes which are an integral part of the Financial Statements)

CONCENTRATION OF CREDIT RISK

The Monitor Ohio Municipal Money Market Fund, The Monitor Michigan Tax-Free Fund, and The Monitor Ohio Tax-Free Fund, invest in debt instruments of Municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Funds invest in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. At June 30, 1998,the percentage of portfolio investments by each revenue source were as follows:

                 THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND
Revenue Bonds:
 Lease Bonds.............................................................  5.1%
 Hospital Bonds.......................................................... 20.0%
 Health Care Bonds.......................................................  4.6%
 Higher Education Bonds.................................................. 12.1%
 Industrial Bonds........................................................ 20.3%
 Utility Bonds........................................................... 13.5%
General Obligations:..................................................... 24.3%
Cash Equivalents:........................................................  0.1%


                      THE MONITOR MICHIGAN TAX-FREE FUND
Revenue Bonds:
 Health Care Bonds....................................................... 22.8%
 Higher Education Bonds..................................................  6.8%
 Housing Bonds...........................................................  1.2%
 Industrial Bonds........................................................  3.9%
 Transportation Bonds....................................................  0.6%
 Utility Bonds........................................................... 16.6%
General Obligations:..................................................... 45.4%
Cash Equivalents:........................................................  2.7%

                         THE MONITOR OHIO TAX-FREE FUND
             Revenue Bonds:
              Lease Bonds....................................  3.4%
              Hospital Bonds................................. 10.1%
              Health Care Bonds..............................  1.2%
              Higher Education Bonds......................... 11.4%
              Highway Bonds..................................  3.1%
              Industrial Bonds...............................  0.5%
              Utility Bonds.................................. 10.3%
             General Obligations:............................ 60.0%

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
 Statements of Assets & Liabilities
--------------------------------------------------------------------------------

JUNE 30, 1998
(UNAUDITED)


                                                      MONITOR        MONITOR
                                        MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                      MONEY MARKET  MONEY MARKET  MONEY MARKET
                                          FUND          FUND          FUND
-------------------------------------------------------------------------------
 ASSETS:
 Investments at value...............    $718,111      $185,151      $256,730
 Investments in repurchase                54,382            --       277,029
  agreements........................
 Cash...............................          --            --            --
 Dividends and interest receivable..          15         1,246           573
 Receivable for investments sold....          --            --            --
 Receivable for fund shares sold....          --            --            --
 Deferred expenses..................           8            --            --
-------------------------------------------------------------------------------
  Total Assets......................     772,516       186,397       534,332
-------------------------------------------------------------------------------
 LIABILITIES:
 Payable for investments purchased..          --          1,004           --
 Payable for fund shares redeemed...          --            --            --
 Dividend payable...................        3,171           500         2,131
 ACCRUED EXPENSES
 Investment advisory fees...........          177            52            86
 Administration personnel and                  69            18            47
  services..........................
 Custodian and recordkeeping fees              40            9             24
  and expenses......................
 Distribution service fees--                   23            9             5
  Investment Shares.................
 Other..............................           4             7             88
-------------------------------------------------------------------------------
  Total Liabilities.................        3,484         1,599         2,381
-------------------------------------------------------------------------------
 NET ASSETS:
 Paid-in-capital....................     769,120       184,810       531,942
 Net unrealized appreciation                  --           --             --
  (depreciation) of investments.....
 Accumulated net realized gain               (88)          (12)            9
  (loss) on investments.............
 Undistributed net investment                 --            --            --
  income............................
-------------------------------------------------------------------------------
  Total Net Assets..................     769,032       184,798       531,951
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 NET ASSETS:
 Trust Shares.......................     538,773        87,197       472,322
 Investment Shares..................     230,259        97,601        59,629
 NET ASSET VALUE AND REDEMPTION
  PROCEEDS PER SHARE:
 Trust Shares.......................    $   1.00      $   1.00      $   1.00
 Investment Shares..................    $   1.00      $   1.00      $   1.00
 OFFERING PRICE PER SHARE:
 Trust Shares.......................    $   1.00      $   1.00      $   1.00
 Investment Shares..................    $   1.00      $   1.00      $   1.00
 SHARES OUTSTANDING:
 Trust Shares.......................     538,804        87,205       472,317
 Investment Shares..................     230,316        97,605        59,628
-------------------------------------------------------------------------------
 Total shares outstanding ($0.001        769,120       184,810       531,945
  par value)........................
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 Investments, at identified cost....    $772,493      $185,151      $533,759
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
(All numbers in thousands except net asset values)

*Computation of Offering price: 100/96 of net asset value.
** Computation of Offering price: 100/98 of net asset value.
***Computation of Offering price: 100/94.5 of net asset value.
(See Notes which are an integral part of the Financial Statements)

 Statements of Operations
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

                                                       MONITOR        MONITOR
                                         MONITOR    OHIO MUNICIPAL U.S. TREASURY
                                       MONEY MARKET  MONEY MARKET  MONEY MARKET
                                           FUND          FUND          FUND
--------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income....................     $18,333        $3,256        $14,696
 Dividend income....................          --            --             --
--------------------------------------------------------------------------------
  Total income......................      18,333         3,256         14,696
--------------------------------------------------------------------------------
 EXPENSES:
 Investment advisory fees...........         943           269            546
 Administrative personnel and                360            99            300
  services..........................
 Custodian and recordkeeping fees            183            50            153
  and expenses......................
 Transfer and dividend disbursing             22            18             21
  agent fees and expenses...........
 Fund share registration costs......          34            13             27
 Auditing fees......................          12             2             18
 Legal fees.........................           6             1              5
 Trustees' fees.....................           5             1              5
 Printing and postage...............          16             3             24
 Insurance premiums.................           8             1             11
 Distribution services fees.........         242           124             75
 Miscellaneous......................           3             1              4
--------------------------------------------------------------------------------
  Total expenses....................       1,834           582          1,189
--------------------------------------------------------------------------------
 Deduct-
 Waiver of investment advisory fees.          --           (45)            --
 Waiver of distribution services            (145)          (74)           (45)
  fees..............................
--------------------------------------------------------------------------------
 NET EXPENSES.......................       1,689           463          1,144
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME..............      16,644         2,793         13,552
--------------------------------------------------------------------------------
 Realized and unrealized gain (loss)
  on investments
 Net realized gain (loss) on                 (88)           --              9
  investments (identified cost
  basis)............................
 Net change in unrealized                     --            --             --
  appreciation (depreciation) on
  investments.......................
--------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN            (88)           --              9
  (LOSS) ON INVESTMENTS.............
--------------------------------------------------------------------------------
 CHANGE IN NET ASSETS RESULTING FROM     $16,556        $2,793        $13,561
  OPERATIONS........................
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(All numbers in thousands)
(See Notes which are an integral part of the Financial Statements) *This period reflects combined operations for the period prior to and subsequent to the reorganization referred to in Note (1)

                          MONITOR    MONITOR                     MONITOR
              MONITOR      OHIO       FIXED      MONITOR    SHORT/INTERMEDIATE
   MONITOR     INCOME      TAX-       INCOME     MORTGAGE      FIXED INCOME
   GROWTH      EQUITY      FREE     SECURITIES  SECURITIES      SECURITIES
    FUND        FUND       FUND        FUND        FUND            FUND
------------------------------------------------------------------------------
  $344,001    $240,406    $67,135    $156,488    $35,962         $127,841
        --          --         --          --      2,164               --
        --          --         15          --         --               --
       230         878        521       2,791        268            2,457
        --          --         --          --          6               --
        --           4         --          --         --               --
         2          --         --          --         --               --
------------------------------------------------------------------------------
   344,233     241,288     67,671     159,279     38,400          130,298
------------------------------------------------------------------------------
        --          --        514          --         --            1,007
        --          --         --          --         14               --
        --          --         --          --         --               --
       164         118         27          65         17               53
        37          21          5          14          4               11
        22          11          3           7          6                3
         6           1         --          --          1              --
        80          14         --          22         18               26
------------------------------------------------------------------------------
       309         165        549         108         60            1,100
------------------------------------------------------------------------------
   169,604     129,608     63,924     151,883     61,144          127,490
   156,137     105,403      3,179       5,170        761              985
    18,143       6,051         16       2,117    (23,666)             718
        40          61          3           1        101                5
------------------------------------------------------------------------------
   343,924     241,123     67,122     159,171     38,340          129,198
------------------------------------------------------------------------------
------------------------------------------------------------------------------
   327,713     240,449     65,613     157,598     37,270          129,198
    16,211         674      1,509       1,573      1,070              N/A
  $  49.82    $  40.13    $ 21.67    $  21.58    $  8.24         $  20.04
  $  49.80    $  40.14    $ 21.66    $  21.57    $  8.26              N/A
  $  49.82    $  40.13    $ 21.67    $  21.58    $  8.24         $  20.04
  $  51.88*   $  42.48*** $ 22.10**  $  22.01**  $  8.43**            N/A
     6,577       5,992      3,028       7,305      4,525            6,447
       326          17         70          73        130              N/A
------------------------------------------------------------------------------
     6,903       6,009      3,098       7,378      4,655            6,447
------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $187,864    $135,003    $63,956    $151,318    $37,365         $126,856
------------------------------------------------------------------------------
------------------------------------------------------------------------------

                          MONITOR    MONITOR                     MONITOR
              MONITOR      OHIO       FIXED      MONITOR    SHORT/INTERMEDIATE
  *MONITOR     INCOME      TAX-       INCOME     MORTGAGE      FIXED INCOME
   GROWTH      EQUITY      FREE     SECURITIES  SECURITIES      SECURITIES
    FUND        FUND       FUND        FUND        FUND            FUND
------------------------------------------------------------------------------
  $    476    $  1,230    $ 1,744    $  5,201    $ 1,353         $  4,149
     1,550       2,887         --          --         --               --
------------------------------------------------------------------------------
     2,026       4,117      1,744       5,201      1,353            4,149
------------------------------------------------------------------------------
       868         685        164         390         96              318
       159         125         36          85         21               70
        81          64         18          44         12               36
        13          19          7          14          9               17
         7          10          2           7         14               11
         2           4         --          --         --               --
        --           1         --           1         --               --
         1           2         --          --         --                1
         4           5          1           4         --                2
         2           3          1           1         --                2
        14           1          2           2          3               --
         1           2         --           1         32                2
------------------------------------------------------------------------------
     1,152         921        231         549        187              459
------------------------------------------------------------------------------
        --          --         --          --       (39 )              --
        --          --         --          --        (1 )              --
------------------------------------------------------------------------------
     1,152         921        231         549        147              459
------------------------------------------------------------------------------
       874       3,196      1,513       4,652      1,206            3,690
------------------------------------------------------------------------------
    18,143       6,051         16       2,137         44            1,432
    54,703      16,825       (217)       (864)       (91)          (1,425)
------------------------------------------------------------------------------
    72,846      22,876       (201)      1,273        (47)               7
------------------------------------------------------------------------------
  $ 73,720    $ 26,072    $ 1,312    $  5,925    $ 1,159         $  3,697
------------------------------------------------------------------------------
------------------------------------------------------------------------------

 Statements of Assets and Liabilities

JUNE 30, 1998 (UNAUDITED)
(All numbers in thousands, except net asset values)

                                        MONITOR MICHIGAN  MONITOR INTERMEDIATE
                                         TAX-FREE FUND   GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------
  ASSETS:
  INVESTMENTS AT VALUE...............       $37,086             $115,567
   Investments in repurchase agree-
    ments............................            --                  830
   Cash..............................            --                   --
   Dividends and interest receivable.           531                1,788
   Receivable for investments sold...            --                   --
-------------------------------------------------------------------------------
   Total Assets......................        37,617              118,185
-------------------------------------------------------------------------------
  LIABILITIES:
   Payable for securities purchased..           486                   --
  ACCRUED EXPENSES:
   Investment Advisory Fees..........            13                   44
   Administrative personnel and serv-
    ices.............................             3                    9
   Custodian and recordkeeping fees
    and expenses.....................            11                   12
   Distribution service fees -- In-
    vestment Shares..................             5                    2
   Other.............................            56                  (15)
-------------------------------------------------------------------------------
   Total Liabilities.................           574                   52
-------------------------------------------------------------------------------
  NET ASSETS:
   Paid-in-capital...................        35,293              117,269
   Net unrealized appreciation (de-
    preciation) of investments.......         1,755                2,345
   Accumulated net realized gain
    (loss) on investments............           (58)              (1,712)
   Undistributed net investment in-
    come.............................            53                  231
-------------------------------------------------------------------------------
   Total Net Assets..................        37,043              118,133
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  NET ASSETS:
   Trust Shares......................        27,332              114,921
   Investment Shares.................         9,711                3,212
-------------------------------------------------------------------------------
  NET ASSET VALUE AND REDEMPTION PRO-
   CEEDS PER SHARE:
   Trust Shares......................       $ 10.96             $  10.24
   Investment Shares.................       $ 10.96             $  10.24
-------------------------------------------------------------------------------
  OFFERING PRICE PER SHARE:
   Trust Shares......................       $ 10.96             $  10.24
   Investment Shares.................       $ 11.18**           $  10.45**
-------------------------------------------------------------------------------
  SHARES OUTSTANDING:
   Trust Shares......................         2,495               11,218
   Investment Shares.................           886                  314
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Total shares outstanding ($0.001
    par value).......................         3,381               11,532
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   Investments, at identified cost...       $35,331             $114,052

**Computation of Offering price: 100/98 of net asset value.
 Statements of Operations

                                   MONITOR MICHIGAN      MONITOR INTERMEDIATE
                                     TAX-FREE FUND      GOVERNMENT INCOME FUND
                                 ONE MONTH               ONE MONTH
                                   ENDED    *SIX MONTHS    ENDED    *SIX MONTHS
                                 JUNE 30,      ENDED     JUNE 30,      ENDED
                                   1998       MAY 31,      1998       MAY 31,
                                (UNAUDITED)    1998     (UNAUDITED)    1998
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Interest income..............     $166        $944        $619       $3,803
-------------------------------------------------------------------------------
 Total income.................      166         944         619        3,803
-------------------------------------------------------------------------------
EXPENSES:
 Investment advisory fees.....       15          93          49          276
 Administrative personnel and
  services....................        3          31          11          102
 Custodian and recordkeeping
  fees and expenses...........        2           3           5           20
 Transfer and dividend
  disbursing agent fees and
  expenses....................        1          16           2           34
 Fund share registration
  costs.......................       --           1           1            2
 Auditing fees................        1           1           1           --
 Legal fees...................       --           5          --           --
 Trustees' fees...............       --           3           1            7
 Printing and postage.........        1           1          --           12
 Insurance premiums...........        1           2           1            1
 Distribution services fees --
   Investment Shares..........        2          16           1            5
 Miscellaneous................       --           3           1            5
-------------------------------------------------------------------------------
 Total expenses...............       26         175          73          464
-------------------------------------------------------------------------------
Deduct--
 Waiver of investment advisory
  fees........................       (2)        (26)         (5)          (9)
 Waiver of distribution
  services fees...............       --          (3)         --           (1)
-------------------------------------------------------------------------------
NET EXPENSES..................       24         146          68          454
-------------------------------------------------------------------------------
NET INVESTMENT INCOME.........      142         798         551        3,349
-------------------------------------------------------------------------------
Realized and Unrealized Gain
 (Loss) on Investments:
Net realized gain (loss) on
 investments (identified cost
 basis).......................       13          --          --           (4)
Net change in unrealized ap-
 preciation (depreciation) on
 investments..................      (38)        191         171          528
-------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS...      (25)        191         171          524
-------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS..............     $117        $989        $722       $3,873
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements) *This period reflects combined operations for the period prior to and subsequent to the reorganization referred to in Note (1) Organization.

                      [This Page Intentionally Left Blank]

 Statements of Changes In Net Assets
(All numbers in thousands)

                                                                                MONITOR
                                                     MONITOR OHIO            U.S. TREASURY
                              MONITOR MONEY         MUNICIPAL MONEY          MONEY MARKET           MONITOR GROWTH
                               MARKET FUND            MARKET FUND                FUND                    FUND
                          *SIX MONTHS            SIX MONTHS             SIX MONTHS               *SIX MONTHS
                             ENDED      YEAR        ENDED      YEAR        ENDED       YEAR         ENDED      YEAR
                           JUNE 30,     ENDED     JUNE 30,     ENDED     JUNE 30,      ENDED      JUNE 30,    ENDED
                             1998     DEC. 31,      1998     DEC. 31,      1998      DEC. 31,       1998     DEC. 31,
                          (UNAUDITED)   1997     (UNAUDITED)   1997     (UNAUDITED)    1997      (UNAUDITED)   1997
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS--
Net investment income      $  16,644  $  24,203   $   2,793  $   4,382   $  13,552  $    27,222   $    874   $  1,507
Net realized gain (loss)
 on investment
 transactions                    (88)        --          --         --           9           --     18,143     11,145
Change in net unrealized
 appreciation
 (depreciation) of
 investments                      --         --          --         --          --           --     54,703     50,540
----------------------------------------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                  16,556     24,203       2,793      4,382      13,561       27,222     73,720     63,192
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM--
Net investment income:
 Trust Shares                (11,789)   (18,452)     (1,274)    (2,112)    (12,093)     (24,783)      (824)    (1,480)
 Investment Shares            (4,855)    (5,751)     (1,519)    (2,270)     (1,459)      (2,439)       (17)       (24)
Net realized gain on
 investments:
 Trust Shares                     --         --          --         --          --           --         --    (10,892)
 Investment Shares                --         --          --         --          --           --         --       (253)
----------------------------------------------------------------------------------------------------------------------
 Change in net assets
  from distributions to
  shareholders               (16,644)   (24,203)     (2,793)    (4,382)    (13,552)     (27,222)      (841)   (12,649)
----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--
Trust Shares:
 Proceeds from shares
  issued from merger         143,438        N/A         N/A        N/A         N/A          N/A     31,555        N/A
 Proceeds from shares
  issued                     298,903    642,026      55,239    127,512     443,725    1,193,708     13,551     21,218
 Reinvestment of
  distributions                    9         15         --         --           36           27        291      4,292
 Cost of shares redeemed    (327,596)  (555,953)    (40,709)  (111,499)   (454,994)  (1,184,780)   (13,855)   (22,496)
----------------------------------------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                114,754     86,088      14,530     16,013     (11,233)       8,955     31,542      3,014
----------------------------------------------------------------------------------------------------------------------
Investment Shares:
 Proceeds from shares
  issued from merger         110,010        N/A         N/A        N/A         N/A          N/A      6,030        N/A
 Proceeds from shares
  issued                     112,856    212,817     115,538    150,492     134,053      150,381        663        536
 Reinvestment of
  distributions                2,629      4,422         161        349         401          930         17        274
 Cost of shares redeemed    (135,564)  (174,411)   (100,995)  (142,046)   (132,585)    (141,437)      (830)      (793)
----------------------------------------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                 89,931     42,828      14,704      8,795       1,869        9,874      5,880         17
----------------------------------------------------------------------------------------------------------------------
Change in net assets
 from fund shares
 transactions                204,685    128,916      29,234     24,808      (9,364)      18,829     37,422      3,031
----------------------------------------------------------------------------------------------------------------------
Total change in Net
 Assets                      204,597    128,916      29,234     24,808      (9,355)      18,829    110,301     53,574
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period          564,435    435,519     155,564    130,756     541,306      522,477    233,623    180,049
----------------------------------------------------------------------------------------------------------------------
End of period              $ 769,032  $ 564,435   $ 184,798  $ 155,564   $ 531,951  $   541,306   $343,924   $233,623
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income
 included in net assets
 at end of period          $      --  $      --   $      --  $      --   $      --  $        --   $     40   $      7
----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED--
Trust Shares:
 Shares issued from
  merger                     143,438        N/A         N/A        N/A         N/A          N/A      1,330        N/A
 Shares issued               298,903    642,026      55,239    127,512     443,725    1,193,708        488        546
 Reinvestment of
  distributions                    9         15          --         --          36           27          6        102
 Shares redeemed            (327,596)  (555,953)    (40,709)  (111,499)   (454,994)  (1,184,780)      (494)      (576)
----------------------------------------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                114,754     86,088      14,530     16,013     (11,233)       8,955      1,330         72
----------------------------------------------------------------------------------------------------------------------
Investment Shares
 Shares issued from
  merger                     110,010        N/A         N/A        N/A         N/A          N/A         14        N/A
 Shares issued               112,856    212,817     115,538    150,492     134,053      150,381        202         14
 Reinvestment of
  distributions                2,629      4,422         161        349         401          930          1          6
 Shares redeemed            (135,564)  (174,411)   (100,995)  (142,046)   (132,585)    (141,437)       (17)       (20)
----------------------------------------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                 89,931     42,828      14,704      8,795       1,869        9,874        200         --
----------------------------------------------------------------------------------------------------------------------
Net change in fund share
 transactions                204,685    128,916      29,234     24,808      (9,364)      18,829      1,530         72
----------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements) *This period reflects combined operations for the period prior to and subsequent to the reorganization referred to in Note (1)

                                                                                                MONITOR SHORT/
                                                    MONITOR FIXED                             INTERMEDIATE FIXED
       MONITOR INCOME          MONITOR OHIO       INCOME SECURITIES      MONITOR MORTGAGE     INCOME SECURITIES
        EQUITY FUND           TAX-FREE FUND              FUND            SECURITIES FUND             FUND
SIX MONTHS                 SIX MONTHS            SIX MONTHS            SIX MONTHS            SIX MONTHS
  ENDED            YEAR       ENDED      YEAR       ENDED      YEAR       ENDED      YEAR       ENDED      YEAR
 JUNE 30,         ENDED     JUNE 30,    ENDED     JUNE 30,    ENDED     JUNE 30,    ENDED     JUNE 30,    ENDED
   1998          DEC. 31,     1998     DEC. 31,     1998     DEC. 31,     1998     DEC. 31,     1998     DEC. 31,
UNAUDITED)(        1997    (UNAUDITED)   1997    (UNAUDITED)   1997    (UNAUDITED)   1997    (UNAUDITED)   1997
------------------------------------------------------------------------------------------------------------------
     $  3,196    $  6,038    $ 1,513   $ 3,089    $  4,652   $  9,330    $ 1,206   $ 2,611    $  3,690   $  7,399
        6,051       3,824         16        24       2,137      1,205         44       303       1,432       (337)
       16,825      35,379       (217)      736        (864)     2,141        (91)      484      (1,425)       819
------------------------------------------------------------------------------------------------------------------
       26,072      45,241      1,312     3,849       5,925     12,676      1,159     3,398       3,697      7,881
------------------------------------------------------------------------------------------------------------------
      (3,192)      (6,057)    (1,491)   (3,029)     (4,650)    (9,200)    (1,147)   (2,454)     (3,699)    (7,408)
          (5)          (2)       (32)      (78)        (46)      (103)       (32)      (82)         --
           --      (3,819)        --       (18)         --         --         --        --          --         --
           --          (5)        --        --          --         --         --        --          --         --
------------------------------------------------------------------------------------------------------------------
      (3,197)      (9,883)    (1,523)   (3,125)     (4,696)    (9,303)    (1,179)   (2,536)     (3,699)    (7,408)
------------------------------------------------------------------------------------------------------------------
          N/A         N/A        N/A       N/A         N/A        N/A        N/A       N/A         N/A        N/A
       10,144      19,581      4,511     7,624       8,253     20,505      2,069     2,800       5,701     15,526
        1,026       3,169         80       185       1,844      3,660         94       187       1,671      3,348
       (8,178)    (16,240)    (3,097)   (8,988)     (7,089)   (18,168)    (1,932)   (6,332)     (5,017)   (18,016)
------------------------------------------------------------------------------------------------------------------
        2,992       6,510      1,494    (1,179)      3,008      5,997        231    (3,345)      2,355        858
------------------------------------------------------------------------------------------------------------------
          N/A         N/A        N/A       N/A         N/A        N/A        N/A       N/A         N/A        N/A
          347         263        243       124          74         93         41        13         N/A        N/A
            5           7         24        61          34         76         22        55         N/A        N/A
           --          (1)      (221)     (636)       (163)      (439)       (73)     (678)        N/A        N/A
------------------------------------------------------------------------------------------------------------------
          352         269         46      (451)        (55)      (270)       (10)     (610)        N/A        N/A
------------------------------------------------------------------------------------------------------------------
        3,344       6,779      1,540    (1,630)      2,953      5,727        221    (3,955)      2,355        858
------------------------------------------------------------------------------------------------------------------
       26,219      42,137      1,329      (906)      4,182      9,100        201    (3,093)      2,353      1,331
------------------------------------------------------------------------------------------------------------------
      214,904     172,767     65,793    66,699     154,989    145,889     38,139    41,232     126,845    125,514
------------------------------------------------------------------------------------------------------------------
     $241,123    $214,904    $67,122   $65,793    $159,171   $154,989    $38,340   $38,139    $129,198   $126,845
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     $     61    $     40    $     3   $    13    $      1   $     44    $   101   $    75    $      5   $     14
------------------------------------------------------------------------------------------------------------------
          N/A         N/A        N/A       N/A         N/A        N/A        N/A       N/A         N/A        N/A
          263         595        208       355         384        979        250       347         284        780
           27          93          4         8          86        175         11        23          84        168
         (211)       (485)      (143)     (420)       (330)      (868)      (234)     (779)       (250)      (906)
------------------------------------------------------------------------------------------------------------------
           79         203         69       (57)        140        286         27      (409)        118         42
------------------------------------------------------------------------------------------------------------------
          N/A         N/A        N/A       N/A         N/A        N/A        N/A       N/A         N/A        N/A
            9           8         11         6           4          4          5         2         N/A        N/A
           --          --          1         3           2          4          3         7         N/A        N/A
           --          --        (10)      (29)         (8)       (21)        (9)      (84)        N/A        N/A
------------------------------------------------------------------------------------------------------------------
            9           8          2       (20)         (2)       (13)        (1)      (75)        N/A        N/A
------------------------------------------------------------------------------------------------------------------
           88         211         71       (77)        138        273         26      (484)        118         42
------------------------------------------------------------------------------------------------------------------

 Statements of Changes In Net Assets
(All numbers in thousands)

                                MONITOR MICHIGAN             MONITOR INTERMEDIATE
                                 TAX-FREE FUND              GOVERNMENT INCOME FUND
                              ONE                            ONE
                             MONTH     *SIX                 MONTH      *SIX
                             ENDED    MONTHS     YEAR       ENDED     MONTHS     YEAR
                           JUNE 30,    ENDED    ENDED     JUNE 30,    ENDED     ENDED
                             1998     MAY 31,  NOV. 30,     1998     MAY 31,   NOV. 30,
                          (UNAUDITED)  1998      1997    (UNAUDITED)   1998      1997
----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
OPERATIONS-
Net investment income       $   142   $   798  $ 1,553    $    551   $  3,349  $  6,737
Net realized gain (loss)
 on investment
 transactions                    13        --       31          --         (4)       51
Change in net unrealized
 appreciation
 (depreciation) of
 investments                    (38)      191      297         171        528       258
----------------------------------------------------------------------------------------
 Change in net assets
  resulting from
  operations                    117       989    1,881         722      3,873     7,046
----------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM--
Net investment income:
 Trust Shares                  (115)     (541)  (1,147)       (578)    (2,988)   (6,370)
 Investment Shares              (38)     (193)    (408)        (15)       (84)     (244)
----------------------------------------------------------------------------------------
 Change in net assets
  from distributions to
  shareholders                 (153)     (734)  (1,555)       (593)    (3,072)   (6,614)
----------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS-
Trust Shares:
 Proceeds from Shares
  Issued                         93     4,477    4,758         650     12,229    24,530
 Reinvestment of
  Distributions                   6         7       --          75         83         4
 Cost of Shares Redeemed       (179)   (2,184)  (3,128)     (2,247)   (11,835)  (17,950)
----------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                   (80)    2,300    1,630      (1,522)       477     6,584
----------------------------------------------------------------------------------------
Investment Shares:
 Proceeds from Shares
  Issued                         19     1,116    1,729           4         22       104
 Reinvestment of
  Distributions                  30       172      301          12         78       193
 Cost of Shares Redeemed       (276)     (837)  (1,738)        (24)      (426)   (2,008)
----------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                  (227)      451      292          (8)      (326)   (1,711)
----------------------------------------------------------------------------------------
Change in net assets
 from Fund shares
 transactions                  (307)    2,751    1,922      (1,530)       151     4,873
----------------------------------------------------------------------------------------
Total change in Net
 Assets                        (343)    3,006    2,248      (1,401)       952     5,305
----------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period          37,386    34,380   32,132     119,534    118,582   113,277
----------------------------------------------------------------------------------------
End of period               $37,043   $37,386  $34,380    $118,133   $119,534  $118,582
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Undistributed
 (overdistributed) net
 investment income
 included in net assets
 at end of period           $    53   $    64  $    --    $    231   $    273  $     (4)
----------------------------------------------------------------------------------------
SHARES ISSUED AND
 REDEEMED--
Trust Shares:
 Shares issued                    8       409      443          63      1,198     2,439
 Reinvestment of
  Distributions                   1         1       --           7          8        --
 Shares redeemed                (16)     (200)    (290)       (219)    (1,160)   (1,784)
----------------------------------------------------------------------------------------
Total Trust Shares
 Transactions                    (7)      210      153        (149)        46       655
----------------------------------------------------------------------------------------
INVESTMENT SHARES:
 Shares issued                    2       101      161           1          2        10
 Reinvestment of
  Distributions                   2        16       28           1          8        19
 Shares redeemed                (25)      (76)    (162)         (2)       (42)     (200)
----------------------------------------------------------------------------------------
Total Investment Shares
 Transactions                   (21)       41       27          --        (32)     (171)
----------------------------------------------------------------------------------------
Net change in Fund share
 transactions                   (28)      251      180          --         14       484
----------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements) *This period reflects combined operations for the period prior to and subsequent to the reorganization referred to in Note (1) Organization.

                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

MONEY MARKET FUNDS
(For a share outstanding throughout the period)

                                      DISTRIBUTIONS TO
                 NET ASSET              SHAREHOLDERS   NET ASSET
                  VALUE,      NET         FROM NET       VALUE
  YEAR ENDED     BEGINNING INVESTMENT    INVESTMENT     END OF     TOTAL
  DECEMBER 31,   OF PERIOD   INCOME        INCOME       PERIOD   RETURN(C)
 --------------------------------------------------------------------------
  TRUST SHARES
  THE MONITOR MONEY MARKET FUND
  1998(a)         $ 1.00      0.03         (0.03)        $1.00     5.24%(d)
  1997            $ 1.00      0.05         (0.05)        $1.00     5.17%
  1996            $ 1.00      0.05         (0.05)        $1.00     5.01%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.58%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.86%
  1993            $ 1.00      0.03         (0.03)        $1.00     2.74%
  THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND
  1998(a)         $ 1.00      0.02         (0.02)        $1.00     3.24%(d)
  1997            $ 1.00      0.03         (0.03)        $1.00     3.27%
  1996            $ 1.00      0.03         (0.03)        $1.00     3.14%
  1995            $ 1.00      0.04         (0.04)        $1.00     3.57%
  1994            $ 1.00      0.02         (0.02)        $1.00     2.41%
  1993            $ 1.00      0.02         (0.02)        $1.00     2.08%
  THE MONITOR U.S. TREASURY MONEY MARKET FUND
  1998(a)         $ 1.00      0.02         (0.02)        $1.00     5.10%(d)
  1997            $ 1.00      0.05         (0.05)        $1.00     5.06%
  1996            $ 1.00      0.05         (0.05)        $1.00     4.98%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.53%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.79%
  1993            $ 1.00      0.03         (0.03)        $1.00     2.77%
  INVESTMENT SHARES
  THE MONITOR MONEY MARKET FUND
  1998(a)         $ 1.00      0.03         (0.03)        $1.00     5.14%(d)
  1997            $ 1.00      0.05         (0.05)        $1.00     5.07%
  1996            $ 1.00      0.05         (0.05)        $1.00     4.90%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.48%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.76%
  1993            $ 1.00      0.03         (0.03)        $1.00     2.63%
  THE MONITOR OHIO MUNICIPAL MONEY MARKET FUND
  1998(a)         $ 1.00      0.02         (0.02)        $1.00     3.14%(d)
  1997            $ 1.00      0.03         (0.03)        $1.00     3.17%
  1996            $ 1.00      0.03         (0.03)        $1.00     3.04%
  1995            $ 1.00      0.03         (0.03)        $1.00     3.47%
  1994            $ 1.00      0.02         (0.02)        $1.00     2.31%
  1993            $ 1.00      0.02         (0.02)        $1.00     1.98%
  THE MONITOR U.S. TREASURY MONEY MARKET FUND
  1998(a)         $ 1.00      0.02         (0.02)        $1.00     5.00%(d)
  1997            $ 1.00      0.05         (0.05)        $1.00     4.95%
  1996            $ 1.00      0.05         (0.05)        $1.00     4.87%
  1995            $ 1.00      0.05         (0.05)        $1.00     5.43%
  1994            $ 1.00      0.04         (0.04)        $1.00     3.68%
  1993(b)         $ 1.00      0.01         (0.01)        $1.00     0.54%(f)
 --------------------------------------------------------------------------

(a) Six months ended June 30, 1998 (unaudited).

(b) Reflects operations for the period from October 19, 1993 (date of initial public investment) to December 31, 1993.

(c) Based on net asset value, which does not reflect the sales load, if applicable.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(f) Not annualized.

(See Notes which are an integral part of the Financial Statements)

             RATIO TO AVERAGE NET ASSETS
  ------------------------------------------------------------
                       NET                       EXPENSE                   NET ASSETS,
                    INVESTMENT              WAIVER REDUCTION/             END OF PERIOD
  EXPENSES            INCOME                REIMBURSEMENT(E)              (000 OMITTED)
 -------------------------------------------------------------------------------------
    0.49%(d)           5.11%(d)                    --                       $538,773
    0.51%              5.06%                       --                       $424,050
    0.53%              4.90%                       --                       $337,962
    0.53%              5.44%                      0.03%                     $296,764
    0.51%              3.75%                      0.02%                     $287,805
    0.51%              2.70%                      0.02%                     $337,276
    0.46%(d)           3.17%(d)                   0.05%(d)                  $ 87,197
    0.45%              3.23%                      0.07%                     $ 72,667
    0.42%              3.10%                      0.12%                     $ 56,654
    0.42%              3.52%                      0.20%                     $ 56,551
    0.45%              2.40%                      0.19%                     $ 39,624
    0.45%              2.07%                      0.20%                     $ 40,141
    0.41%(d)           4.97%(d)                    --                       $472,322
    0.42%              4.95%                       --                       $483,548
    0.42%              4.87%                       --                       $474,593
    0.43%              5.40%                      0.01%                     $277,142
    0.42%              3.76%                      0.02%                     $256,538
    0.40%              2.74%                      0.03%                     $231,123
    0.59%(d)           5.01%(d)                   0.15%(d)                  $230,259
    0.61%              4.96%                      0.15%                     $140,385
    0.63%              4.80%                       --                       $ 97,557
    0.63%              5.30%                      0.03%                     $ 91,288
    0.61%              3.85%                      0.02%                     $ 41,629
    0.61%              2.60%                      0.02%                     $ 21,583
    0.56%(d)           3.07%(d)                   0.20%(d)                  $ 97,601
    0.55%              3.13%                      0.22%                     $ 82,897
    0.52%              3.00%                      0.12%                     $ 74,102
    0.52%              3.42%                      0.20%                     $ 55,469
    0.55%              2.30%                      0.19%                     $ 37,134
    0.55%              1.88%                      0.20%                     $ 20,312
    0.51%(d)           4.87%(d)                   0.15%(d)                  $ 59,629
    0.52%              4.85%                      0.15%                     $ 57,758
    0.52%              4.77%                      0.15%                     $ 47,884
    0.53%              5.28%                      0.18%                     $ 38,973
    0.52%              3.66%                      0.17%                     $ 20,390
    0.50%(d)           2.65%(d)                   0.16%(d)                  $    948
 -------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

EQUITY FUNDS
(For a share outstanding throughout the period)

                                                                            DISTRIBUTIONS TO
                                  NET REALIZED             DISTRIBUTIONS TO   SHAREHOLDERS
            NET ASSET                 AND                    SHAREHOLDERS       FROM NET
YEAR ENDED   VALUE,      NET       UNREALIZED   TOTAL FROM     FROM NET      REALIZED GAIN
DECEMBER    BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
31,         OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
--------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR GROWTH FUND
1998(a)      $43.48      0.14         6.34         6.48         (0.14)             --
1997         $33.97      0.29        11.63        11.92         (0.29)           (2.12)
1996         $30.81      0.40         4.72         5.12         (0.40)           (1.56)
1995         $26.30      0.43         7.62         8.05         (0.43)           (3.11)
1994         $26.17      0.39         0.21         0.60         (0.40)           (0.07)
1993         $25.76      0.46         0.44         0.90         (0.47)           (0.02)
THE MONITOR INCOME EQUITY FUND
1998(a)      $36.30      0.54         3.83         4.37         (0.54)             --
1997         $30.26      1.03         6.70         7.73         (1.04)           (0.65)
1996         $27.25      1.00         3.51         4.51         (1.00)           (0.50)
1995         $21.93      0.94         5.34         6.28         (0.96)             --
1994         $23.21      0.88        (1.29)       (0.41)        (0.87)             --
1993         $21.70      0.74         1.57         2.31         (0.74)           (0.06)
INVESTMENT SHARES
THE MONITOR GROWTH FUND
1998(a)      $43.46      0.10         6.32         6.42         (0.08)             --
1997         $33.96      0.19        11.63        11.82         (0.20)           (2.12)
1996         $30.81      0.31         4.73         5.04         (0.33)           (1.56)
1995         $26.31      0.35         7.61         7.96         (0.35)           (3.11)
1994         $26.16      0.33         0.22         0.55         (0.33)           (0.07)
1993         $25.76      0.40         0.43         0.83         (0.41)           (0.02)
THE MONITOR INCOME EQUITY FUND(B)
1998(a)      $36.29      0.48         3.86         4.34         (0.49)             --
1997         $31.20      0.65         5.72         6.37         (0.63)           (0.65)
--------------------------------------------------------------------------------------------

(a) Six months ended June 30, 1998 (unaudited).

(b) Reflects operations for the period from May 1, 1997 (effective date of Investment Shares) to December 31, 1997.

(c) Based on net asset value, which does not reflect the sales load, if applicable.

(d) Computed on annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(f) Not annualized.

(See Notes which are an integral part of the Financial Statements)

                                         RATIO TO AVERAGE NET ASSETS
               NET ASSET             ---------------------------------------
                 VALUE                             NET       EXPENSE WAIVER   NET ASSETS,  PORTFOLIO
    TOTAL       END OF     TOTAL                INVESTMENT     REDUCTION/    END OF PERIOD TURNOVER
DISTRIBUTIONS   PERIOD   RETURN(C)   EXPENSES     INCOME    REIMBURSEMENT(E) (000 OMITTED)   RATE
----------------------------------------------------------------------------------------------------
    (0.14)      $49.82     14.93%      0.79%(d)    0.61%(d)        --          $327,713         7%
    (2.40)      $43.48     35.37%      0.80%       0.73%           --          $228,138        12%
    (1.96)      $33.97     16.72%      0.83%       1.20%           --          $175,764        21%
    (3.54)      $30.81     30.75%      0.86%       1.34%          0.05%        $143,421        37%
    (0.47)      $26.30      2.28%      0.88%       1.52%          0.04%        $103,463        42%
    (0.49)      $26.17      3.53%      0.84%       1.79%          0.04%        $109,576        29%
    (0.54)      $40.13     12.11%      0.80%(d)    2.78%(d)        --          $240,449         6%
    (1.69)      $36.30     25.99%      0.81%       3.08%           --          $214,625       24%
    (1.50)      $30.26     16.88%      0.82%       3.50%           --          $172,767        25%
    (0.96)      $27.25     29.26%      0.82%       3.85%           --          $141,892        17%
    (0.87)      $21.93     (1.82%)     0.84%       3.91%           --          $115,399        50%
    (0.80)      $23.21     10.85%      0.82%       3.29%           --          $135,618        10%
    (0.08)      $49.80     14.79%      1.04%(d)    0.36%(d)        --          $ 16,211         7%
    (2.31)      $43.46     35.04%      1.05%       0.48%           --          $  5,485        12%
    (1.89)      $33.96     16.43%      1.08%       0.93%           --          $  4,285        21%
    (3.46)      $30.81     30.40%      1.11%       1.08%          0.05%        $  3,777        37%
    (0.40)      $26.31      2.08%      1.13%       1.27%          0.04%        $  3,212        42%
    (0.43)      $26.16      3.25%      1.10%       1.54%          0.04%        $  3,961        29%
    (0.49)      $40.14     12.03%      1.05%(d)    2.50%(d)        --          $    674         6%
    (1.28)      $36.29     16.09%(f)   1.08%(d)    2.76%(d)        --          $    279        24%
----------------------------------------------------------------------------------------------------

 Financial Highlights
FIXED INCOME FUNDS
(For a share outstanding throughout the period)

                                                                                                         DISTRIBUTIONS TO
                                                                                        DISTRIBUTIONS TO   SHAREHOLDERS
                          NET ASSET                            NET REALIZED               SHAREHOLDERS       FROM NET
                           VALUE,                NET          AND UNREALIZED TOTAL FROM     FROM NET      REALIZED GAIN
     YEAR ENDED           BEGINNING           INVESTMENT      GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
    DECEMBER 31,          OF PERIOD             INCOME         INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1998(a)               $             21.74                0.50     (0.07)        0.43         (0.50)              --
1997                  $             21.49                1.01      0.27         1.28         (1.02)           (0.01)
1996                  $             21.77                1.01     (0.28)        0.73         (1.01)              --
1995                  $             20.50                1.01      1.27         2.28         (1.01)              --
1994                  $             22.04                0.99     (1.55)       (0.56)        (0.98)              --
1993                  $             21.31                0.96      0.73         1.69         (0.96)              --
THE MONITOR FIXED INCOME SECURITIES FUND
1998(a)               $             21.41                0.64      0.17         0.81         (0.64)              --
1997                  $             20.94                1.31      0.47         1.78         (1.31)              --
1996                  $             21.78                1.34     (0.83)        0.51         (1.35)              --
1995                  $             19.69                1.34      2.09         3.43         (1.34)              --
1994                  $             22.03                1.28     (2.28)       (1.00)        (1.34)              --
1993                  $             21.32                1.28      0.88         2.16         (1.39)           (0.06)
THE MONITOR MORTGAGE SECURITIES FUND
1998(a)(b)            $              8.24                0.26     (0.01)        0.25         (0.25)              --
1997(g)               $              8.06                0.52      0.16         0.68         (0.50)              --
1996(g)               $              8.09                0.55     (0.04)        0.51         (0.54)              --
1995(g)               $              6.69                0.55      1.46         2.01         (0.55)              --
1994(g)               $              9.93                0.89     (3.19)       (2.30)        (0.93)              --
1993(g)               $             10.27                1.50     (0.28)        1.22         (1.46)           (0.10)
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1998(a)               $             20.04                0.58        --         0.58         (0.58)              --
1997                  $             19.96                1.19      0.08         1.27         (1.19)              --
1996                  $             20.35                1.17     (0.37)        0.80         (1.19)              --
1995                  $             19.14                1.18      1.21         2.39         (1.18)              --
1994                  $             20.57                1.13     (1.33)       (0.20)        (1.23)              --
1993                  $             20.63                1.19      0.31         1.50         (1.31)           (0.25)
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1998(a)               $             21.73                0.47     (0.07)        0.40         (0.47)              --
1997                  $             21.48                0.98      0.25         1.23         (0.97)           (0.01)
1996                  $             21.77                0.96     (0.29)        0.67         (0.96)              --
1995                  $             20.50                0.96      1.27         2.23         (0.96)              --
1994                  $             22.04                0.94     (1.56)       (0.62)        (0.92)              --
1993                  $             21.31                0.90      0.73         1.63         (0.90)              --
THE MONITOR FIXED INCOME SECURITIES FUND
1998(a)               $             21.41                0.63      0.15         0.78         (0.62)              --
1997                  $             20.95                1.25      0.47         1.72         (1.26)              --
1996                  $             21.78                1.29     (0.83)        0.46         (1.29)              --
1995                  $             19.70                1.29      2.09         3.38         (1.30)              --
1994                  $             22.04                1.23     (2.29)       (1.06)        (1.28)              --
1993                  $             21.32                1.19      0.92         2.11         (1.33)           (0.06)
THE MONITOR MORTGAGE SECURITIES FUND
1998(a)(b)            $              8.26                0.25     (0.01)        0.24         (0.24)              --
1997(g)               $              8.08                0.50      0.17         0.67         (0.49)              --
1996(g)               $              8.12                0.53     (0.04)        0.49         (0.53)              --
1995(g)               $              6.70                0.55      1.46         2.01         (0.55)              --
1994(g)               $              9.94                0.87     (3.19)       (2.32)        (0.91)              --
1993(g)               $             10.27                1.47     (0.27)        1.20         (1.43)           (0.10)
-------------------------------------------------------------------------------------------------------------------------
                     DISTRIBUTIONS
                       IN EXCESS
                        OF NET
     YEAR ENDED       INVESTMENT
    DECEMBER 31,       INCOME(C)
-------------------------------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR OHIO TAX-FREE FUND
1998(a)                     --
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR FIXED INCOME SECURITIES FUND
1998(a)                     --
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR MORTGAGE SECURITIES FUND
1998(a)(b)                  --
1997(g)                     --
1996(g)                     --
1995(g)                  (0.06)
1994(g)                  (0.01)
1993(g)                     --
THE MONITOR SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND
1998(a)                     --
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
INVESTMENT SHARES
THE MONITOR OHIO TAX-FREE FUND
1998(a)                     --
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR FIXED INCOME SECURITIES FUND
1998(a)                     --
1997                        --
1996                        --
1995                        --
1994                        --
1993                        --
THE MONITOR MORTGAGE SECURITIES FUND
1998(a)(b)                  --
1997(g)                     --
1996(g)                     --
1995(g)                  (0.04)
1994(g)                  (0.01)
1993(g)                     --
-------------------------------------------------------------------------------------------------------------------------

(a)  Six months ended June 30, 1998 (unaudited).

(b) Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the subadviser for The Monitor Mortgage Securities Fund.

(c) Distributions in excess of net investment income were the result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(f) Computed on an annualized basis.

(g) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(See Notes which are an integral part of the Financial Statements)

                                           RATIO TO AVERAGE NET ASSETS
                                       ----------------------------------------
                  NET ASSET                                                     NET ASSETS,
                    VALUE                            NET        EXPENSE WAIVER    END OF    PORTFOLIO
      TOTAL        END OF     TOTAL               INVESTMENT      REDUCTION/    PERIOD (000 TURNOVER
  DISTRIBUTIONS    PERIOD   RETURN(D)  EXPENSES     INCOME     REIMBURSEMENT(E)  OMITTED)     RATE
-----------------------------------------------------------------------------------------------------
      (0.50)       $21.67      2.00%     0.70%(f)    4.64%(f)          --        $ 65,613        2%
      (1.03)       $21.74      6.11%     0.72%       4.72%             --        $ 64,325       14%
      (1.01)       $21.49      3.48%     0.76%       3.48%             --        $ 64,799        6%
      (1.01)       $21.77     11.35%     0.78%       4.74%           0.08%       $ 59,869       13%
      (0.98)       $20.50     (2.57%)    0.77%       4.68%           0.04%       $ 56,469       12%
      (0.96)       $22.04      8.08%     0.82%       4.39%           0.04%       $ 59,541        2%
      (0.64)       $21.58      3.84%     0.70%(f)    5.97%(f)          --        $157,598       46%
      (1.31)       $21.41      8.83%     0.70%       6.26%             --        $153,374      116%
      (1.35)       $20.94      2.56%     0.74%       6.39%             --        $144,038       16%
      (1.34)       $21.78     17.95%     0.77%       6.41%           0.05%       $141,423       20%
      (1.34)       $19.69     (4.62%)    0.75%       6.26%           0.04%       $119,117       23%
      (1.45)       $22.03     10.32%     0.74%       5.87%           0.04%       $112,103        7%
      (0.25)       $ 8.24      3.08%     0.75%(f)    6.28%(f)        0.20%(f)    $ 37,270       20%
      (0.50)       $ 8.24      8.77%     0.66%       6.39%           0.20%       $ 37,057       63%
      (0.54)       $ 8.06      6.56%     0.67%       6.86%           0.29%       $ 39,566       90%
      (0.61)       $ 8.09     31.10%     0.49%       7.29%           0.63%       $ 52,667      194%
      (0.94)       $ 6.69    (24.59%)    0.88%      11.16%           0.12%       $ 54,164       91%
      (1.56)       $ 9.93     12.10%     0.78%      14.20%           0.04%       $ 90,461      154%
      (0.58)       $20.04      2.92%     0.72%(f)    5.79%(f)          --        $129,198       54%
      (1.19)       $20.04      6.56%     0.71%       5.94%             --        $126,845      160%
      (1.19)       $19.96      4.08%     0.72%       5.83%             --        $125,514       39%
      (1.18)       $20.35     12.81%     0.74%       5.93%             --        $133,951       40%
      (1.23)       $19.14     (0.98%)    0.72%       5.76%             --        $125,112       38%
      (1.56)       $20.57      7.43%     0.71%       5.70%             --        $123,897       24%
      (0.47)       $21.66      1.88%     0.95%(f)    4.39%(f)          --        $  1,509        2%
      (0.98)       $21.73      5.88%     0.97%       4.47%             --        $  1,468       14%
      (0.96)       $21.48      3.20%     1.01%       3.24%             --        $  1,900        6%
      (0.96)       $21.77     11.10%     1.03%       4.49%           0.08%       $  2,163       13%
      (0.92)       $20.50     (2.83%)    1.02%       4.43%           0.04%       $  2,307       12%
      (0.90)       $22.04      7.78%     1.07%       4.13%           0.04%       $  2,838        2%
      (0.62)       $21.57      3.67%     0.95%(f)    5.72%(f)          --        $  1,573       46%
      (1.26)       $21.41      8.54%     0.95%       6.01%             --        $  1,615      116%
      (1.29)       $20.95      2.32%     0.99%       6.12%             --        $  1,851       16%
      (1.30)       $21.78     17.63%     1.02%       6.17%           0.05%       $  2,176       20%
      (1.28)       $19.70     (4.88%)    1.00%       6.01%           0.04%       $  1,958       23%
      (1.39)       $22.04     10.07%     0.99%       5.61%           0.04%       $  2,563        7%
      (0.24)       $ 8.26      2.93%     1.00%(f)    6.03%(f)        0.44%(f)    $  1,070       20%
      (0.49)       $ 8.26      8.54%     0.91%       6.16%           0.45%       $  1,082       63%
      (0.53)       $ 8.08      6.25%     0.92%       6.57%           0.53%       $  1,666       90%
      (0.59)       $ 8.12     31.13%     0.76%       7.40%           0.73%       $  2,008      194%
      (0.92)       $ 6.70    (24.72%)    1.13%      10.91%           0.37%       $  4,259       91%
      (1.53)       $ 9.94     11.94%     1.03%      13.95%           0.29%       $  8,533      154%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

FIXED INCOME FUNDS (CONT'D)
(For a share outstanding throughout the period)

                                                                                 DISTRIBUTIONS TO
                                       NET REALIZED             DISTRIBUTIONS TO   SHAREHOLDERS
                 NET ASSET                 AND                    SHAREHOLDERS       FROM NET
                  VALUE,      NET       UNREALIZED   TOTAL FROM     FROM NET      REALIZED GAIN
YEAR ENDED       BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT    INVESTMENT     ON INVESTMENT
NOVEMBER 30,(A)  OF PERIOD   INCOME    INVESTMENTS   OPERATIONS      INCOME        TRANSACTIONS
-------------------------------------------------------------------------------------------------
TRUST SHARES
THE MONITOR MICHIGAN TAX-FREE FUND
1998(b)           $10.97      0.05        (0.01)        0.04         (0.05)             --
1998(c)           $10.89      0.25         0.06         0.31         (0.23)             --
1997              $10.79      0.50         0.10         0.60         (0.50)             --
1996              $10.79      0.50          --          0.50         (0.50)             --
1995              $ 9.97      0.49         0.82         1.31         (0.49)             --
1994              $10.61      0.47        (0.63)       (0.16)        (0.47)           (0.01)
1993              $10.24      0.49         0.37         0.86         (0.49)             --
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND
1998(b)           $10.23      0.07        (0.01)        0.06         (0.05)             --
1998(c)           $10.16      0.29         0.04         0.33         (0.26)             --
1997              $10.13      0.59         0.02         0.61         (0.58)             --
1996              $10.24      0.59        (0.10)        0.49         (0.60)             --
1995              $ 9.66      0.61         0.58         1.19         (0.61)             --
1994              $10.46      0.57        (0.80)       (0.23)        (0.57)             --
1993              $10.10      0.59         0.36         0.95         (0.59)             --
INVESTMENT SHARES
THE MONITOR MICHIGAN TAX-FREE FUND
1998(b)           $10.97      0.04        (0.01)        0.03         (0.04)             --
1998(c)           $10.89      0.24         0.06         0.30         (0.22)             --
1997              $10.79      0.47         0.10         0.57         (0.47)             --
1996              $10.79      0.48          --          0.48         (0.48)             --
1995              $ 9.97      0.49         0.82         1.31         (0.49)             --
1994              $10.61      0.47        (0.63)       (0.16)        (0.47)           (0.01)
1993              $10.24      0.49         0.37         0.86         (0.49)             --
THE MONITOR INTERMEDIATE GOVERNMENT INCOME FUND
1998(b)           $10.24      0.07        (0.02)        0.05         (0.05)             --
1998(c)           $10.16      0.28         0.05         0.33         (0.25)             --
1997              $10.13      0.57         0.02         0.59         (0.56)             --
1996              $10.24      0.57        (0.10)        0.47         (0.58)             --
1995              $ 9.66      0.61         0.58         1.19         (0.61)             --
1994              $10.46      0.57        (0.80)       (0.23)        (0.57)             --
1993              $10.10      0.59         0.36         0.95         (0.59)             --
-------------------------------------------------------------------------------------------------

(a) Financial highlights reflect the operations during the period prior to and subsequent to the reorganization referred to in Notes (1) Organization. The fiscal year end of The Monitor Michigan Tax-Free Fund and The Monitor Intermediate Government Income Fund has been changed from November 30 to December 31, effective June 1, 1998.

(b) One month ended June 30, 1998 (unaudited).

(c) Six months ended May 31, 1998.

(d) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(e) Expense ratios reflect the operating expenses in effect during the period prior to and subsequent to the reorganization referred to in Notes (1) Organization.

(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(g) Computed on an annualized basis.

(See Notes which are an integral part of the Financial Statements)

                                       RATIO TO AVERAGE NET ASSETS
               NET ASSET           ------------------------------------------  NET ASSETS,
                VALUE,                              NET       EXPENSE WAIVER     END OF     PORTFOLIO
    TOTAL       END OF     TOTAL                 INVESTMENT     REDUCTION/       PERIOD     TURNOVER
DISTRIBUTIONS   PERIOD   RETURN(D) EXPENSES        INCOME    REIMBURSEMENT(F) (000 OMITTED)   RATE
-----------------------------------------------------------------------------------------------------
   (0.05)       $10.96      .33%    0.72%(g)       4.70%(g)       0.07%(g)      $ 27,332        1%
   (0.23)       $10.97     2.86%    0.75%(e)(g)    4.55%(g)       0.14%(g)      $ 27,440        2%
   (0.50)       $10.89     5.73%    0.73%          4.66%          0.27%         $ 24,954        7%
   (0.50)       $10.79     4.78%    0.68%          4.72%          0.37%         $ 23,082       16%
   (0.49)       $10.79    13.21%    0.70%          4.62%          0.48%         $ 20,700       35%
   (0.48)       $ 9.97    (1.49%)   0.51%          4.50%          0.68%         $ 15,495       22%
   (0.49)       $10.61     8.53%    0.35%          4.59%          1.03%         $ 11,779       13%
   (0.05)       $10.24      .60%    0.68%(g)       5.65%(g)       0.05%(g)      $114,921        0%
   (0.26)       $10.23     3.33%    0.76%(e)(g)    5.67%(g)       0.02%(g)      $116,317       14%
   (0.58)       $10.16     6.27%    0.79%          5.91%           -- %         $115,064       28%
   (0.60)       $10.13     4.97%    0.79%          5.89%           -- %         $108,047       16%
   (0.61)       $10.24    12.64%    0.78%          6.09%           -- %         $114,646       27%
   (0.57)       $ 9.66    (2.23%)   0.83%          6.45%          0.02%         $115,449       20%
   (0.59)       $10.46     9.60%    0.50%          5.66%          0.28%         $105,820       17%
   (0.04)       $10.96      .30%    0.97%(g)       4.45%(g)       0.07%(g)      $  9,711        1%
   (0.22)       $10.97     2.75%    1.00%(e)(g)    4.30%(g)       0.21%(g)      $  9,946        2%
   (0.47)       $10.89     5.47%    0.98%          4.41%          0.37%         $  9,426        7%
   (0.48)       $10.79     4.61%    0.84%          4.55%          0.56%         $  9,050       16%
   (0.49)       $10.79    13.21%    0.70%          4.62%          0.48%         $ 12,619       35%
   (0.48)       $ 9.97    (1.49%)   0.51%          4.50%          0.68%         $ 12,249       22%
   (0.49)       $10.61     8.53%    0.35%          4.59%          1.03%         $ 14,771       13%
   (0.05)       $10.24      .48%    0.93%(g)       5.40%(g)       0.05%(g)      $  3,212        0%
   (0.25)       $10.24     3.31%    1.01%(e)(g)    5.42%(g)       0.09%(g)      $  3,217       14%
   (0.56)       $10.16     5.99%    1.04%          5.66%          0.10%         $  3,518       28%
   (0.58)       $10.13     4.80%    0.95%          5.73%          0.19%         $  5,230       16%
   (0.61)       $10.24    12.64%    0.78%          6.09%           -- %         $  7,610       27%
   (0.57)       $ 9.66    (2.23%)   0.83%          6.45%          0.02%         $  9,718       20%
   (0.59)       $10.46     9.60%    0.50%          5.66%          0.28%         $ 10,872       17%
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Combined Notes to Financial Statements
--------------------------------------------------------------------------------

JUNE 30, 1998

(1) ORGANIZATION

The Monitor Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight diversified and three non-diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds"). The following Portfolios comprise the Trust:

 The Monitor Money Market Fund ("Money Market")+
 The Monitor Ohio Municipal Money Market Fund("Ohio Municipal Money Market")* The Monitor U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") The Monitor Growth Fund ("Growth")+
 The Monitor Income Equity Fund ("Income Equity")
 The Monitor Michigan Tax-Free Fund ("Michigan Tax-Free")+
 The Monitor Ohio Tax-Free Fund ("Ohio Tax-Free")*
 The Monitor Fixed Income Securities Fund ("Fixed Income")
 The Monitor Intermediate Government Income Fund ("Government Income Fund")+ The Monitor Mortgage Securities Fund ("Mortgage Securities")
 The Monitor Short/Intermediate Fixed Income Securities Fund
  ("Short/Intermediate Fixed Income")
 *non-diversified portfolio

The Funds each offer two classes of shares ("Trust Shares" and "Investment Shares") except for Short/Intermediate Fixed Income which only offers Trust Shares. Investment Shares are identical in all respects to Trust Shares, except that Investment Shares are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act and are subject to a sales charge. Beginning on April 1, 1998 the sales charge has been waived. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion. Trust shares are only offered in connection with the requirements of fiduciary, advisory, agency and other similar accounts maintained by or on behalf of customers of The Huntington National Bank or its affiliates or correspondent banks. The objectives of the Funds can be found in the current prospectus.

The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund and to the class in which shares are held.

+ A merger of Huntington Bancshares Incorporated and First Michigan Bank
  Corporation occurred on October 1, 1997. Effective March 27, 1998, FMB Money Market and FMB Diversified Equity Fund were reorganized on a tax-free basis, respectively, into Money Market and Growth; and effective April 3, 1998, FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund were reorganized on a tax-free basis, respectively, into Michigan Tax-Free and Intermediate Government Income pursuant to an Agreement and Plan of Reorganization dated as of February 1, 1998, by and between FMB Funds and The Monitor Funds, which was approved by shareholders of The FMB Funds at a meeting convened on March 24, 1998.

Information relating to FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund is provided herein because these two funds were treated as the accounting survivors in the reorganization.

At the time of the reorganization; FMB Michigan Tax-Free Bond Fund had net assets of $35,807,092 and Michigan Tax- Free received net assets of $35,807,092, FMB Intermediate Government Income Fund had net assets of $119,115,527 and Intermediate Government Income received net assets of $119,115,527, FMB Money Market Fund had net assets of $154,359,699 and Money Market received net assets of $154,359,699, FMB Diversified Equity Fund had net assets of $74,098,854 and Growth received net assets of $74,098,854. As a result of the reorganization, holders of Institutional Shares received Trust Shares, and holders of Consumer Service Shares received Investment Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles
(GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Financial Statements. The actual results could differ from those estimates.

A. INVESTMENT VALUATIONS

Securities of the money market funds (Money Market, Ohio Municipal Money Market and U.S. Treasury Money Market) are valued using amortized cost, which approximates market value. The Trust's use of the amortized cost method to value the money market funds' portfolio securities is conditioned on their compliance with Rule 2a-7 under the Act.

Equity securities held by Growth and Income Equity which are listed on the New York Stock Exchange or other national securities exchanges are valued at the last sale price or, if there has been no sale on that day, at the bid price. Unlisted equity securities are valued at the latest bid prices. Bonds and other fixed income securities held by all the Funds (other than Mortgage Securities) which may trade on a national securities exchange and/or over the counter are valued at the last sale price on that day, if available; otherwise, they are valued at the bid price by an independent pricing service, approved by the Trustees, that takes into consideration yield, stability, risk, credit quality, coupon, maturity, type of issue, trading characteristics, special circumstances of security or trading market, and any other factors or market data the independent pricing service deems relevant in determining valuations for normal institutional size trading units of debt securities, and does not rely exclusively on quoted prices.

U.S. Government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Portfolio securities for which market quotations are not readily available are valued on the basis of quotations provided by dealers in such securities.

Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

B. REPURCHASE AGREEMENTS

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, it's the policy of the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of these agreements. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized, as required by the Internal Revenue Code, as amended (the "Code") which does not differ materially from GAAP. For stripped mortgage backed securities, Mortgage Securities uses the constant yield method for income recognition purposes.

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses for the Funds are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Distribution fees are charged directly to such class.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the tax nature of distributions. As of December 31, 1997, $48,439 has been reclassified from Mortgage Securities' accumulated net realized gain (loss) on investments to undistributed net investment income and $22,284 has been reclassified from Income Equity's accumulated net realized gain (loss) on investments to undistributed net investment income. Net investment income, net realized loss, and net assets were not affected by this change.

D. FEDERAL TAXES

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At June 30, 1998, Michigan Tax-Free, Fixed Income, Intermediate Government Income, Short/Intermediate Fixed Income, Ohio Municipal Money Market and Mortgage Securities for federal tax purposes, had capital loss carryforwards, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

YEAR AND AMOUNT OF EXPIRATION

                         2001     2002       2003      2004     2005      TOTAL
----------------------------------------------------------------------------------
Michigan Tax-Free          --         --      70,561       --      --  $    70,561
----------------------------------------------------------------------------------
Fixed Income               --         --      19,465       --      --  $    19,465
----------------------------------------------------------------------------------
Intermediate Government
Income                     --     341,004  1,366,912       --      --  $ 1,707,916
----------------------------------------------------------------------------------
Short/
Intermediate Fixed
Income                     --     120,517    256,995       --  336,976 $   714,488
----------------------------------------------------------------------------------
Ohio Municipal Money
Market                   2,172     10,081        --        --      --  $    12,253
----------------------------------------------------------------------------------
Mortgage Securities        --  10,395,707 10,841,602 2,425,056     --  $23,662,265
----------------------------------------------------------------------------------

E. DOLLAR ROLL TRANSACTIONS

Mortgage Securities may enter into mortgage "dollar rolls" in which it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Fee income of $7,564 is included in interest income. The Fund maintains a segregated account, the dollar value of which meets or exceeds its obligations with respect to dollar rolls.

F. OTHER

Investment transactions are accounted for on the trade date.

Gains or losses realized from the sale of securities are determined by comparing the identified cost of the security sold with the net sales proceeds.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Huntington National Bank, the Trust's investment adviser ("Huntington" or the

"Adviser"), receives for its services an annual investment advisory fee for each of the Funds at the following annual rates: Money Market and Ohio Municipal Money Market: 0.30% of the first $500 million of average daily net assets of each Fund, 0.25% of the next $500 million, and 0.20% of any amount over $1 billion; U.S. Treasury Money Market: 0.20% of the Fund's average daily net assets; Growth and Income Equity: 0.60% of each Fund's average daily net assets; and Michigan Tax-Free, Ohio Tax-Free, Fixed Income, Intermediate Government Income, Mortgage Securities and Short/Intermediate Fixed Income:
0.50% of each Fund's average daily net assets. Prior to April 6, 1998, the Adviser received 0.55% of the average daily net assets of FMB Michigan Tax-Free Bond Fund and 0.45% of the average daily net assets of FMB Intermediate Government Income Fund. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser waived 0.05% for Ohio Municipal Money Market, 0.07% for Michigan Tax-Free, 0.05% for Intermediate Government Income, and 0.20% for Mortgage Securities. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

SUB-ADVISORY FEE--The Adviser entered into a sub-advisory agreement with Piper Capital Management, Inc. (the "Sub-adviser"), pursuant to which the Sub-adviser assisted the Adviser in the purchase, sale and exchange of the portfolio investments for Mortgage Securities. The Sub-adviser received from the Adviser an annual fee equal to 0.15% of the Fund's average daily net assets. This agreement expired on April 24, 1998, on which date Huntington began performing all advisory services for Mortgage Securities.

ADMINISTRATION FEE--Prior to January 12, 1998 SEI Fund Resources ("SFR") served as administrator to the Trust under an Administration Agreement. On January 12, 1998, Huntington began serving as administrator to the Trust under a new Administration Agreement, assuming responsibility for Michigan Tax-Free and Intermediate Government Income on April 6, 1998. Prior to April 6, 1998, SFR served as administrator to FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund under an Administration Agreeement with FMB Funds, Inc.

In its role as administrator to the Trust, SFR received an annual fee of 0.11% of each Fund's average net assets, paid monthly, for administrative services performed SFR paid monthly to Huntington, under a Sub-Administration Agreement, an annual fee of 0.05% of each Fund's average net assets for services performed. In its role as administrator to FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund, SFR received an annual fee of 0.20% of each such Fund's average net assets paid monthly for administrative services performed.

Huntington is entitled to receive an annual fee of 0.11% of each Fund's average net assets, paid monthly, for services performed under the Trust's current Administration Agreement. Huntington pays monthly to SFR, under a Sub-Administration Agreement, an annual fee of 0.05% of each Fund's average net assets for services performed.

DISTRIBUTION AGREEMENT--SEI Investments Distribution Co. ("SIDCO") acts as the Trust's distributor pursuant to a Distribution Agreement. SEI Investment Management Corporation, a wholly-owned subsidiary of SEI Investment Company, is the owner of all beneficial interests in SFR. SIDCO is a wholly-owned subsidiary of SEI Investment Company.

DISTRIBUTION PLAN--The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"). The Distribution Plan provides for payments to be made to the Trust's distributor (SIDCO) in connection with the provision of distribution and administrative services with respect to the Funds' Investment Shares. Prior to April 6, 1998, a distribution plan for FMB Funds, Inc. (the "FMB Distribution Plan") provided for payments by FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund to be made to their distributor in connection with the provision of similar services with respect to such Funds' Consumer Services Shares.

In accordance with each of the Distribution Plan and the FMB Distribution Plan, the distributor enters into agreements with brokers and dealers relating to distribution and/or administrative services with respect to the applicable class of shares of the Funds. The distributor may also enter into agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisers) to provide administrative services with respect to such shares.

In connection with the provision of the distribution and administrative services described above, the distributor pays brokers, dealers and administrators (including The Huntington Investment Company) a fee based on the amount of the applicable class of shares owned by their customers.

Under the Disribution Plan, for all of the Funds except Mortgage Securities amounts paid by the distributor for services rendered with respect to a Fund's Investment Shares will be paid by the Fund in an amount which may not exceed an annual rate of 0.25% of the average daily net assets attributable to the Fund's Investment Shares. Money Market, Ohio Municipal Money Market, and U.S. Treasury Money Market have voluntarily limited fees to 0.10%. For Mortgage Securities, the amounts that may be paid by the Fund may not exceed an annual rate of 0.50% of the average daily net assets attributable to the Fund's Investment Shares. Mortgage Securities has voluntarily limited fees to 0.25%.

Under the FMB Distribution Plan, amounts paid by the distributor for services rendered with respect to a Fund's Consumer Service Shares were reimbursed by the Fund in an amount not to exceed 0.35% of such Fund's average daily net assets attributable to the Fund's Consumer Service Shares.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES, PORTFOLIO ACCOUNTING AND CUSTODIAN FEES--Prior to January 12, 1998, SFR served as transfer and dividend disbursing agent for the Trust. On January 12, 1998, State Street Bank and Trust Co. began serving as transfer and dividend disbursing agent for the Trust, assuming responsibility for Michigan Tax-Free and Intermediate Government Income on April 6, 1998. Prior to April 6, 1998, SFR served as transfer agent and dividend disbursing agent for FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund. In each case, the fees payable for transfer agent and dividend disbursing services are based on the size, type and number of accounts and transactions made by shareholders.

Huntington provides certain accounting and recordkeeping services with respect to each of the Funds' portfolios of investments, with the exception of Mortgage Securities. American Data Services, Inc. ("ADS") provides these services with respect to Mortgage Securities' portfolio of investments. Huntington receives an annual fee based on the level of each Fund's average daily net assets. For the six-month period ended June 30, 1998, Huntington received fees of $336,844. ADS received $17,500 plus out-of-pocket expenses for services rendered for the six-month period ended June 30, 1998.

Huntington also receives a fee for its services as the custodian of the Funds' investments and other assets. Prior to April 6, 1998, Bankers Trust Company ("Bankers Trust") served as custodian of the investments and other assets of FMB Michigan Tax-Free Bond Fund and FMB Intermediate Government Income Fund. In each case, the fee is based on the level of each Fund's average daily net assets. For the six-month period ended June 30, 1998, Huntington received fees of $296,964.

For the six-month period ended June 30, 1998, certain Officers of the Trust were Officers of SFR and SIDCO. Such Officers receive no compensation from the Trust.

For the six-month period ended June 30, 1998, Huntington paid $29,952 in commissions earned on sales of Investment Shares of the variable net asset value funds to affiliate broker/dealers of the Funds.

(4) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six month period ended June 30, 1998 were as follows (all numbers in thousands):

                             INVESTMENT SECURITIES
                             ---------------------
                                                 INCOME               OHIO
                           GROWTH                EQUITY             TAX-FREE
------------------------------------------------------------------------------
Purchases                  $20,817              $14,557              $3,506
Sales                      $32,282              $13,749              $1,374
------------------------------------------------------------------------------

                                                                     SHORT/
                                                                  INTERMEDIATE
                            FIXED               MORTGAGE             FIXED
                           INCOME              SECURITIES            INCOME
------------------------------------------------------------------------------
Purchases                  $29,578                   --             $25,774
Sales                      $ 2,723                   --             $ 8,728
------------------------------------------------------------------------------

                          U.S. GOVERNMENT OBLIGATIONS
                          ---------------------------
                                                 INCOME               OHIO
                           GROWTH                EQUITY             TAX-FREE
------------------------------------------------------------------------------
Purchases                       --                   --                  --
Sales                           --                   --                  --
------------------------------------------------------------------------------

                                                                     SHORT/
                                                                  INTERMEDIATE
                            FIXED               MORTGAGE             FIXED
                           INCOME              SECURITIES            INCOME
------------------------------------------------------------------------------
Purchases                  $44,745               $7,529             $45,826
Sales                      $67,734               $9,430             $58,255
------------------------------------------------------------------------------


Purchases and sales of investments, excluding short-term securities, for the one month period ended June 30, 1998 were as follows (all numbers in thousands):

                             INVESTMENT SECURITIES
                             ---------------------
                                                                  INTERMEDIATE
                                                 MICHIGAN          GOVERNMENT
                                                 TAX-FREE             INCOME
------------------------------------------------------------------------------
Purchases                                          $485                   --
Sales                                              $993                   --
------------------------------------------------------------------------------

                          U.S. GOVERNMENT OBLIGATIONS
                          ---------------------------
                                                                  INTERMEDIATE
                                                 MICHIGAN          GOVERNMENT
                                                 TAX-FREE            INCOME
------------------------------------------------------------------------------
Purchases                                            --                   --
Sales                                                --                 $639
------------------------------------------------------------------------------

(5) INVESTMENT CONCENTRATION

Ohio Municipal Money Market and Ohio Tax-Free invest a substantial portion of their assets in obligations and notes issued by the State of Ohio, political subdivisions thereof, and agencies, instrumentalities, authorities of districts of both the State and its political subdivisions. It is the Fund's policy that such issues must have been rated A or better by Moody's Investors Service, Inc. or by Standard & Poor's Ratings Group, for Ohio Tax-Free, or A-2, P-2 for Ohio Municipal Money Market or, if not rated, of equivalent quality as determined by the Funds' investment adviser.

If there should be a default or other financial crisis relating to the State of Ohio, an Ohio municipality or an agency or instrumentality of the State or the municipality, the market value and marketability of the Ohio municipal bonds in Ohio Municipal Money Market and Ohio Tax-Free's portfolios and the interest income to the two Funds could be adversely affected.
Michigan Tax-Free invests a substantial portion of its assets in obligations and notes issued by the State of Michigan, political subdivisions thereof, and agencies, instrumentalities, authorities of districts of both the State and its political subdivisions. If there should be a default or other financial crisis related to the State of Michigan, a Michigan municipality or an agency or instrumentality of the State, the market value and marketability of the Michigan municipal bonds in Michigan Tax-Free's portfolio and the interest income could be adversely affected.

--------------------------------------------------------------------------------
 Trustees                                    Officers
--------------------------------------------------------------------------------

David S. Schoedinger         Mark Nagle
                              President and Chief Executive Officer
John M. Shary
                             Robert DellaCroce
William R. Wise               Controller, Treasurer and Chief Financial Officer

                             Kathryn L. Stanton
                              Vice President and Secretary

                             Joseph O'Donnell
                              Vice President and Assistant Secretary

                             Todd Cipperman
                              Vice President and Assistant Secretary

                             Kevin P. Robins
                              Vice President and Assistant Secretary

                             Bradley J. Schram
                              Secretary









  MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL
     DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK,
 INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. ALTHOUGH MONEY MARKET FUNDS SEEK TO
  MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE
                        THAT THEY WILL BE ABLE TO DO SO.

 This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

[LOGO APPEARS HERE]

THE HUNTINGTON NATIONAL BANK,

a subsidiary of
Huntington Bancshares
Incorporated, is the
Investment Adviser,
Custodian, and
Recordkeeper of
The Monitor Funds,
SEI Investments
Distribution Co. is
the Distributor and is
not affiliated with The
Huntington National Bank.


                     [LOGO OF MONITOR FUNDS APPEARS HERE]

                                (800) 253-0412